As filed with the U.S. Securities and Exchange Commission on November 4, 2022

Securities Act File No. 333-267049
Investment Company Act File No. 811-23822

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 1	☒

(Check appropriate box or boxes)

Calamos Antetokounmpo Sustainable Equities Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court
Naperville, Illinois
(Address of Principal Executive Offices)

60563
(Zip Code)

Registrant's Telephone Number, including Area Code: (630) 245-7200

J. Christopher Jackson

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike
Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

Rita Rubin
Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of beneficial interest are being registered under the Securities Act of 1933 by this registration statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES TRUST

CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

This Registration Statement consists of the following papers and documents:

Cover Sheet

Part A – Prospectus

Part B – Statement of Additional Information

Part C – Other Information

Signature Page

Exhibit Index

Exhibits

The information in this prospectus is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This prospectus is not an offer to sell securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

	CLASS A	CLASS C	CLASS I	CLASS R6
Calamos Antetokounmpo Sustainable Equities Fund	[ ]	[ ]	[ ]	[ ]

Prospectus [ ], 2022

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Calamos Antetokounmpo Sustainable Equities Fund	5
Other Important Information Regarding Fund Shares	8
Additional Information About Investment Strategies and Related Risks	9
Fund Facts	13
Who manages the Fund?	13
What classes of shares does the Fund offer?	14
How can I buy shares?	20
How can I sell (redeem) shares?	23
Transaction information	28
Distributions and taxes	31
Other Information	33
Financial Highlights	34
Appendix	35
For More Information	[back cover]

Calamos Antetokounmpo Sustainable Equities Fund

Investment Objective

Calamos Antetokounmpo Sustainable Equities Fund's investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page [ ] of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page [ ] of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[ ]	[ ]	[ ]	[ ]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	[ ]	[ ]	[ ]	[ ]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fees	[ ]	[ ]	[ ]	[ ]
Distribution and/or Service Fees (12b-1)	[ ]	[ ]	[ ]	[ ]
Other Expenses[1]	[ ]	[ ]	[ ]	[ ]
Total Annual Fund Operating Expenses	[ ]	[ ]	[ ]	[ ]
Expense Reimbursement[2]	[ ]	[ ]	[ ]	[ ]
Total Annual Fund Operating Expenses After Reimbursement	[ ]	[ ]	[ ]	[ ]

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

2  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through [ ] to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to [ ]%, [ ]% and [ ]% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through [ ] for Class R6 shares (as a percentage of average net assets) to [ ]% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses, if any. CGAM LLC may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CGAM LLC and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through [ ]only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years
Class A	[ ]	[ ]
Class C	[ ]	[ ]
Class I	[ ]	[ ]
Class R6	[ ]	[ ]

You would pay the following expenses if you did not redeem your shares at the end of the period:

	One Year	Three Years
Class A	[ ]	[ ]
Class C	[ ]	[ ]
Class I	[ ]	[ ]
Class R6	[ ]	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

Principal Investment Strategies

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of Calamos Advisors LLC (“Calamos Advisors” or the “Subadviser”), have above average growth potential and meet the environmental, social and governance (“ESG”) criteria set out below. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

Calamos Advisors employs an integrated, fundamental, and proprietary ESG screening process to evaluate and select what the team deems are high-quality ESG-adherent growth opportunities. Calamos Advisors believes a portfolio of equities issued by high-quality growth companies characterized by a history of producing consistent returns above the cost of capital with sustainable competitive advantages is the best way to achieve steady, strong, enduring relative returns. Calamos Advisors believes that companies with strong ESG characteristics (as further described below) are better equipped to adapt to change, to evolve, and to avoid unnecessary liabilities (which could include, for example, litigation costs), which means that investment in such companies has the potential to contribute to investor return and risk reduction. Calamos Advisors believes that integrating this ESG analysis with traditional financial analysis produces better financial and societal results.

The team utilizes a proprietary ESG rating system, considering both quantitative and qualitative factors, to identify responsible, engaged companies (companies that demonstrate awareness and action surrounding the material ESG issues facing their businesses and industries). Calamos Advisors believes that a company's understanding of ESG principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value for a company. The team considers a company's position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. The team conducts fundamental research to find companies with attractive ESG and financial attributes. In conducting fundamental research, Calamos Advisors combines traditional investment information with its proprietary three-pronged ESG process to identify investments which it believes promote certain environmental and/or social characteristics. Calamos Advisors believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging ESG risks and opportunities. The three-pronged ESG process consists of: 1) exclusionary screens; 2) materiality assessments and 3) environmental and social impact scoring.

Calamos Advisors utilizes a range of data sources as part of its proprietary ESG ratings system. These data sources may include: corporate disclosures, third party research providers (e.g., ISS ESG, MSCI ESG, Bloomberg, etc.), non-governmental organizations (“NGOs”) and non-profits (e.g., Greenpeace, Friends of Earth, etc.), academic publications, news services and memberships. These resources are used for both initial company recommendations and ongoing monitoring of investments. The team does not solely rely on the ESG ratings of any third-party research providers.

Calamos Advisors may sell an investment in cases of valuation adjustments, availability of more attractive alternatives, or breakdowns in financial fundamentals or ESG performance.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Funds’ investment objective of long-term capital appreciation or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in order of importance, with the most significant risks appearing first. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Portfolio Selection Risk — The value of your investment may decrease if the judgment of Calamos Advisors about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•  Sustainability (ESG) Policy Risk — The Fund's ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the social and environmental standards of Calamos Advisors may affect the Fund's exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor. In executing the Fund's investment strategy, Calamos Advisors has developed a proprietary ESG rating system that relies in part on ESG related data provided by third parties. There is no assurance that third-party ESG data sources will always be available or that such data will be accurate.

Fund Performance

The Fund had not commenced operations as of the date of this prospectus. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: https://www.calamos.com/funds/mutual/. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

CGAM LLC

Subadviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH SUBADVISER
James Madden	since Fund's inception	SVP, Co-Portfolio Manager
Anthony Tursich	since Fund's inception	SVP, Co-Portfolio Manager
Beth Williamson	since Fund's inception	VP, Associate Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page [8] of the prospectus.

Other Important Information Regarding Fund Shares

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA
Class I: $1,000,000
Class R6: None

Minimum Additional Investment

Classes A and C: $50
Classes I and R6: None

Buying and Redeeming Class R6 Shares

Class R6 shares are available to employer-sponsored retirement and benefit plans, held either at the plan level or through omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day. You may purchase Class R6 shares from your benefit plan record-keeper or financial intermediary or directly from the Calamos Family of Funds through the Fund's transfer agent. The purchase and redemption options identified in this prospectus are generally available to plan administrators and/or the plans themselves, but not to the individual participants of such plans. Plan participants should contact the financial intermediary and/or plan administrator through which the plan is held for additional information on their respective plan assets and/or how to transact in their respective plan assets, as the Fund's transfer agent, U.S. Bank Global Fund Services will generally have no information with respect to or control over an individual participant's plan assets. For direct investments, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

To Place Orders

Please contact your broker, benefit plan record-keeper, or other intermediary, or to place your order directly, contact the Fund's transfer agent, U.S. Bank Global Fund Services, toll-free at the number noted below for further instructions:

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201
Phone: 800.582.6959

Transaction Policies

The Fund's shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary, depending on how the shares are held. Orders to buy and redeem shares are processed at the next net asset value (share price or "NAV") to be calculated only on days when the New York Stock Exchange is open for regular trading, except as otherwise provided herein (see the "Transaction Information — Share Price" section below for more information).

Class I and Class R6 shares may not be available for purchase directly from the Fund. These classes are generally available through specified benefit plans. Please contact us at 800.582.6959 to inquire further about such availability.

Tax Information

The Fund's distributions will generally be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Any distributions from a retirement account or 401(k) plan may be taxed as ordinary income when withdrawn from such account or plan. Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans.

Other Important Information Regarding Fund Shares

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Information About Investment Strategies and Related Risks

What are the investment objective and principal strategies for the Fund?

The Fund's investment objective is long-term capital appreciation.

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of Calamos Advisors LLC (“Calamos Advisors” or the “Subadviser”), have above average growth potential and meet the environmental, social and governance (“ESG”) criteria set out below. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

Calamos Advisors employs an integrated, fundamental, and proprietary ESG screening process to evaluate and select what the team deems are high-quality ESG-adherent growth opportunities. Calamos Advisors believes a portfolio of equities issued by high-quality growth companies characterized by a history of producing consistent returns above the cost of capital with sustainable competitive advantages is the best way to achieve steady, strong, enduring relative returns. Calamos Advisors believes that companies with strong ESG characteristics (as further described below) are better equipped to adapt to change, to evolve, and to avoid unnecessary liabilities (which could include, for example, litigation costs), which means that investment in such companies has the potential to contribute to investor return and risk reduction. Calamos Advisors believes that integrating this ESG analysis with traditional financial analysis produces better financial and societal results.

The team utilizes a proprietary ESG rating system, considering both quantitative and qualitative factors, to identify responsible, engaged companies (companies that demonstrate awareness and action surrounding the material ESG issues facing their businesses and industries). Calamos Advisors believes that a company's understanding of ESG principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value for a company. The team considers a company's position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. The team conducts fundamental research to find companies with attractive ESG and financial attributes. In conducting fundamental research, Calamos Advisors combines traditional investment information with its proprietary three-pronged ESG process to identify investments which it believes promote certain environmental and/or social characteristics. Calamos Advisors believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging ESG risks and opportunities. The three-pronged ESG process consists of: 1) exclusionary screens; 2) materiality assessments and 3) environmental and social impact scoring, each of which is described in turn below.

1.            Exclusionary Screens: This process for considering ESG factors results in certain industries and business activities that, in the team’s belief, are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration, which are thus avoided. Calamos Advisors will generally exclude a company from investment consideration where the company derives revenue or profits that exceed 5% from one or more of the below-listed industries/business activities, namely:

• agricultural biotechnology,

• alcohol,

• animal testing*,

• fossil fuels,

• gambling,

• metals & mining,

• nuclear energy,

• tobacco, and

• weapons.

*A company’s activities involving animal testing are considered on a case-by-case basis depending on purpose and methods.

2.            Materiality Assessment: Calamos Advisors then applies third-party materiality mapping tools combined with its own insights and emphasis on environmental and social leadership to develop materiality theses, which enable Calamos Advisors to identify and analyze the key ESG risks/opportunities for a particular Industry.

3.            Environmental and Social Scoring: Overlaying these top-down and bottom-up approaches, the team then utilizes a proprietary ESG scoring system, which considers both quantitative and qualitative factors, to identify investments for the Fund. The qualitative data includes metrics on greenhouse gas emissions, waste generation, electricity and water consumption, and general governance. The scoring system also considers a company’s position in respect of various environmental and social characteristics, including: product contribution to a sustainable economy; product lifecycle innovation; operational efficiencies; inclusive finance; ensuring health and providing basic services, as well as a company’s corporate governance practices. These qualitative metrics are considered alongside quantitative factors produced by research, and together, a score is determined, applied, and monitored going forward.

Calamos Advisors utilizes a range of data sources as part of its proprietary ESG ratings system. These data sources may include: corporate disclosures, third party research providers (e.g., ISS ESG, MSCI ESG, Bloomberg, etc.), non-governmental organizations (“NGOs”) and non-profits (e.g., Greenpeace, Friends of Earth, etc.), academic publications, news services and memberships. These resources are used for both initial company recommendations and ongoing monitoring of investments. The team does not solely rely on the ESG ratings of any third-party research providers.

Calamos Advisors may sell an investment in cases of valuation adjustments, availability of more attractive alternatives, or breakdowns in financial fundamentals or ESG performance.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of Calamos Advisors LLC (“Calamos Advisors” or the “Subadviser”), have above average growth potential and meet the environmental, social and governance ("ESG") criteria of Calamos Advisors. Although this requirement may be changed by the board of trustees without shareholder approval, the Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

Principal Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks are presented in order of importance, with the most significant risks appearing first. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Equity Securities Risk. The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Selection Risk. The value of your investment may decrease if the judgment of Calamos Advisors about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

American Depositary Receipts Risk. The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact the Fund's performance. It is possible that the Fund engaging in active and frequent trading may be required to make significant distributions derived from taxable gains, regardless of the Fund's net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund's performance and lower the Fund's effective return for investors.

Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Sustainability (ESG) Policy Risk. The Fund's ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the Calamos Advisors social and environmental standards may affect a Fund's exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of a Fund — positively or negatively — depending on whether such investments are in or out of favor. Additionally, it may be difficult in certain instances for Calamos Advisors to correctly evaluate an issuer's commitment to ESG practices, and a failure to do so may result in investment issuers with practices that are not consistent with a Fund's aspirations. In executing the Fund's investment strategy Calamos Advisors will rely on ESG related data provided by third parties. There is no assurance that ESG data sources will always be available.

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber- attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or CGAM LLC, Calamos Advisors, custodian, transfer agent, distributor, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether Calamos Advisors is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. Calamos Advisors cannot predict the effect of similar events in the future on the U.S. or foreign economies. Equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

Recent Market Events. Since the 2008 financial crises, financial markets throughout the world have experienced increased periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates.

The COVID-19 pandemic and efforts to contain its spread have negatively affected, and are likely to continue to negatively affect, the global economy, the economies of the United States and other individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

While the extreme volatility and disruption that U.S. and global markets experienced for an extended period of time beginning in 2007 and 2008 had, until the coronavirus outbreak, generally subsided, uncertainty and periods of volatility still remained, and risks to a robust resumption of growth persist. Federal Reserve policy, including with respect to certain interest rates may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund's performance or impair the Fund's ability to achieve its investment objective.

The United Kingdom left the European Union ("EU") on January 31, 2020 (commonly referred to as "Brexit"). During an 11 month transition period, ending December 31, 2020, the United Kingdom and the EU agreed to a Trade and Cooperation Agreement which sets out the agreement for certain parts of the future relationship between the EU and the United Kingdom from January 1, 2021. The Trade and Cooperation Agreement does not provide the United Kingdom with the same level of rights or access to all goods and services in the EU as the United Kingdom previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services. Accordingly, uncertainty remains in certain areas as to the future relationship between the United Kingdom and EU. The uncertainty caused by the United Kingdom's departure from the EU could lead to prolonged political, legal, regulatory, tax and economic uncertainty and wider instability and volatility in the financial markets of the United Kingdom and more broadly across Europe. It may also lead to weakening corporate and financial confidence in such markets as the United Kingdom renegotiates the regulation of the provision of financial services within and to persons in the EU. Brexit could lead to market dislocation, heightened counterparty risk, an adverse effect on the management of market risk and, in particular, asset and liability management due in part to redenomination of financial assets and liabilities, an adverse effect on the management, operation and investment in the Fund and increased legal, regulatory or compliance burden for the Fund which may have a negative impact on the operations, financial condition, returns and prospectus of the Fund. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in Europe and globally, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant and have a severe adverse effect on Russia and Europe in general. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may negatively impact Russia's economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors in Europe and globally. It is also possible that this conflict could expand and attacks could occur elsewhere in Europe. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global markets.

In response to recent political and military actions undertaken by Russia, the U.S. and the EU have instituted sanctions against certain Russian individuals, including politicians, and Russian corporate and banking entities. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of Russian currency, a downgrade in the country's credit rating, the inability to freely trade sanctioned companies, a decline in the value and liquidity of Russian securities, and/or other adverse consequences to the Russian economy. Such actions could result in a freeze of Russian securities, impairing the ability of a fund to buy, sell, receive, or deliver those securities. Retaliatory action by the Russian government could involve the seizure of US and/or European residents' assets, and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could have an adverse/recessionary effect on Russia's economy and may have an impact on the economies of other European countries and globally as well. All of these factors could have a negative effect on the performance of funds that have significant exposure to Russia or to European issuers or countries.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Widespread disease and virus epidemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund is available in the statement of additional information and on the Fund's website, www.calamos.com.

Fund Facts

Who manages the Fund?

Investment Adviser

CGAM LLC, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, serves as the Fund’s adviser (“Adviser”). CGAM LLC is jointly owned by Calamos Advisors LLC and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo.

Subject to the overall authority of the board of trustees, CGAM LLC provides continuous investment supervision and management to the Fund under a management agreement. For these services, the Fund pays CGAM LLC a fee based on its average daily net assets at the annual rate of [ ]%, which is accrued daily and paid on a monthly basis.

CGAM LLC has contractually agreed to limit the annual ordinary operating expenses of the Fund as a percentage of the average net assets of each class of shares to [ ]% for Class A shares, [ ]% for Class C shares, and [ ]% for Class I shares. CGAM LLC has contractually agreed to limit the Fund's annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to [ ]% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of the expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CGAM LLC through [ ]. CGAM LLC may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CGAM LLC and any of its successors and assigns. This agreement is not terminable by either party.

At a meeting held on October 31, 2022, the board of trustees approved the management agreement for the Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Fund will be included in the first shareholder report that covers the period in which the Fund commences operations.

Subadviser

The Fund is subadvised by Calamos Advisors LLC (“Calamos Advisors” or the “Subadviser”), 2020 Calamos Court, Naperville, Illinois 60563. On [ ], Calamos Advisors managed approximately $[ ] billion in assets of individuals and institutions. Calamos is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of December 31, 2021, approximately 22% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 78% of CILLC was owned by Calamos Partners LLC ("CPL") and John P. Calamos, Sr. CAM was owned by John P. Calamos, Sr. and John S. Koudounis, and CPL was owned by John S. Koudounis and Calamos Family Partners, Inc. ("CFP"). CFP was beneficially owned by members of the Calamos family, including John P. Calamos, Sr.

Calamos Advisors has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. Calamos Advisors also furnishes office space, equipment and management personnel to the Calamos Antetokounmpo Sustainable Equities Trust (the “Trust”). As compensation for its services, CGAM LLC pays to Calamos Advisors a monthly fee for its services as described further in the Subadvisory Agreement and the SAI.

At a meeting held on October 31, 2022, the board of trustees approved the Subadvisory Agreement for the Fund. A discussion regarding the basis for the approval by the board of trustees of the Subadvisory Agreement for the Fund will be included in the first shareholder report that covers the period in which the Fund commences operations.

Portfolio Managers

James Madden. James Madden joined Calamos Advisors on August 24, 2021 as a Senior Vice President and Co-Portfolio Manager. Previously, he was Portfolio Manager at Trillium Asset Management, LLC. Prior to that, he was Chief Investment Officer and Senior Portfolio Manager at Portfolio 21.

Anthony Tursich. Anthony Tursich joined Calamos Advisors on August 24, 2021 as a Senior Vice President and Co-Portfolio Manager. Previously, he was Chief Investment Officer and Portfolio Manager at Pearl Impact Capital, LLC since 2018. Prior to that, Mr. Tursich was a Partner, Senior Portfolio Manager and member of the Executive Committee at Portfolio 21.

Beth Williamson. Beth Williamson joined Calamos Advisors on November 3, 2021. She serves as Vice President, Head of Sustainable Equities Research Team and Associate Portfolio Manager. Previously, she was Director of ESG Research at Trillium Asset Management, LLC. Prior to that, she was a Senior Sustainability Analyst and member of the Executive Committee at Portfolio 21.

The Fund's statement of additional information provides additional information about each portfolio manager, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

Management Approach

James Madden and Anthony Tursich, Co-Portfolio Managers, and Beth Williamson, Associate Portfolio Manager are the Fund's portfolio managers. The portfolio managers have responsibility for allocating the portfolio across the market capitalization spectrum, sectors, and geographies within the portfolio's eligible investment universe and for reviewing the overall composition of the portfolio to ensure compliance with its stated investment objective. The portfolio managers, in collaboration with other members of the Calamos Advisors investment teams, have the responsibility of overseeing the integration of the Fund's ESG investment approach and framework to ensure compliance with the Fund's stated investment approach.

What classes of shares does the Fund offer?

This prospectus offers four classes of shares: Class A, Class C, Class I and Class R6 shares. The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main differences among Class A, Class C, Class I and Class R6 shares lie primarily in their initial and contingent deferred sales charge structures and their distribution and service fees. Class A shares generally bear an initial sales charge at the time of purchase, while Class C shares generally bear a contingent deferred sales charge at the time of redemption. Class A and Class C shares bear distribution and/or service fees. Class I and Class R6 shares do not bear distribution or service fees.

Please see the "How Can I Buy Shares — By Exchange" section of the prospectus for a discussion of the exchange features of the Fund's share classes.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales charge waivers, which are discussed below. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying the purchase for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

The sales charge and contingent deferred sales charge waiver categories described below may not apply to customers purchasing shares of the Fund through any of the financial intermediaries specified in the Appendix to this prospectus. Different financial intermediaries may impose different sales charges. Please refer to the Appendix for the sales charge or contingent deferred sales charge waivers or discounts that are applicable to each financial intermediary.

The Fund does not provide separate information regarding sale charge discounts on its website, however information regarding sale charge discounts is included the Fund's prospectus, which can be obtained on Calamos Advisors’ website at www.calamos.com.

Class A Shares

The offering price for Class A shares is the NAV per share plus an initial sales charge rounded to the nearest whole cent. Due to rounding, the actual sales charge may be more or less than the percentage shown. The maximum sales charge is 4.75% of the offering price. The sales charge varies depending on the amount of your purchase, as follows:

	SALES CHARGE
	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE
Less than $50,000	4.99%	4.75%
$50,000 but less than $100,000	4.44	4.25
$100,000 but less than $250,000	3.63	3.50
$250,000 but less than $500,000	2.56	2.50
$500,000 but less than $1,000,000	2.04	2.00
$1,000,000 or more*	None	None

*  Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

Class A shares also have a 0.25% distribution (12b-1) fee. See "Distribution and service (Rule 12b-1) plan" for more information about distribution fees.

How can I reduce sales charges for Class A purchases?

As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a "breakpoint." You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:

Rights of accumulation

You may combine the value, at the current public offering price, of Class A, Class C and Class I shares of the Fund within the CALAMOS FAMILY OF FUNDS already owned and Fidelity Investments Money Market Treasury Portfolio Shares (that were previously acquired by exchange from holdings of other Funds' shares within the CALAMOS FAMILY OF FUNDS — also see additional money market fund details below) with a new purchase of Class A shares of any Fund within the CALAMOS FAMILY OF FUNDS to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment. If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Letter of Intent

You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a Letter of Intent ("LOI"). Under an LOI, you may purchase additional Class A shares of any Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. In addition, the market value of any current holdings in the Calamos Funds (as described and calculated under "Rights of Accumulation" as further noted in the Fund's prospectus) are eligible to be aggregated as of the start of the 13-month period and will be credited toward satisfying the LOI, but the reduced LOI sales charge rate will only apply to purchases made on or after the commencement date of the LOI. The 13-month LOI period commences with your first purchase of shares at the reduced LOI sales charge rate, and this first purchase also acknowledges acceptance of the terms of the LOI. The initial investment must meet the minimum initial purchase requirements. Purchases resulting from the reinvestment of dividends and/or capital gains do not apply towards the fulfillment of the LOI. In all instances, it is the investor's responsibility to notify the Fund, the Fund's transfer agent and/or their financial advisor of any current holdings in the Calamos Funds that should be counted towards the sales charge reduction (and provide account statements, as needed, for verification purposes) and any subsequent purchases that should be counted towards fulfillment of the LOI. During the term of the LOI, shares representing up to 5% of the indicated LOI amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated LOI amount is not purchased during the term of the LOI, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchases if the total of such purchases had been made at a single time, and CFS reserves the right to redeem escrowed shares from your account if necessary to satisfy this obligation. Any remaining escrowed shares will be released to you. An LOI does not obligate you to buy, or a Fund to sell, the indicated amount of shares. Before submitting and/or signing an LOI, please carefully read and review the LOI provisions found in both this prospectus and the statement of additional information.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Large purchase order

You may purchase the Fund's Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the CALAMOS FAMILY OF FUNDS totals at least $1,000,000. Shares purchased at NAV in an account with a value of $1,000,000 without a sales charge may incur a contingent deferred sales charge of 1.00% if sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. See "Contingent deferred sales charges" for more information about contingent deferred sales charges.

What accounts are eligible for reduced sales charges on Class A shares?

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain IRA accounts.

For the purpose of obtaining a breakpoint discount, members of your "immediate family" include your spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own CALAMOS FAMILY OF FUNDS SHARES. If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Who may purchase Class A shares without a sales charge?

Any of the following investors may purchase Class A shares of the Fund at NAV, with no initial sales charge:

(a)  any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;

(b)  any investor buying Class A shares by exchanging Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS or Fidelity Investments Money Market Treasury Portfolio Shares, if purchases of those shares have previously incurred a sales charge (see "Money market fund" below);

(c)  any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000, except for purchases by such plans made through brokerage relationships in which sales charges are customarily imposed. For purposes of this waiver, eligible accounts and/or plan types do not include SEP IRAs, SAR-SEPs, SIMPLE IRAs, Keogh plans, or individual participant-level 401(k) and/or 403(b) plans;

(d)  any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;

(e)  any investor or intermediary platform on behalf of investors, including any investment company, that has entered into an investment advisory agreement or other written arrangements with Calamos Advisors or its affiliates;

(f)  some insurance company separate accounts not otherwise restricted by Internal Revenue Code Section 817(h);

(g)  any current or retired trustee of the Trust, or other registered investment company where Calamos Advisors acts as the sole investment adviser; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;

(h)  any employee of CALAMOS FINANCIAL SERVICES LLC ("CFS" or the "Distributor"), the Fund's distributor, or its affiliates;

(i)  employees of an entity with a selling group agreement with CFS;

(j)  any member of the immediate family of a person qualifying under (g), (h) or (i) including a spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships; or

(k)  accounts at any intermediary who have entered into an agreement with CFS to offer shares to self-directed account.

Proceeds of Class A shares redeemed from the Fund within the previous 60 days may be reinvested in Class A shares of the Fund at NAV without a sales charge.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

How do I obtain a breakpoint discount or purchase Class A shares without a sales charge?

The steps to obtain a breakpoint discount depend on how your account is maintained with the CALAMOS FAMILY OF FUNDS. To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each eligible account you or a member of your immediate family maintains. For example, if an initial investment that was less than $1,000,000 grows to over $1,000,000, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor's responsibility to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, you will need to provide the foregoing information to us at the time you purchase shares. Additional information regarding sales loads and discounts applicable to us may be found in the Fund's statement of additional information, which can be obtained on Calamos Advisors’ website at www.calamos.com.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Conversion to Class I Shares

Certain holders of Class A shares issued by the Fund in the CALAMOS FAMILY OF FUNDS may convert their Class A shares for Class I shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class I shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I". Any such conversion is subject to the Fund's discretion to accept or reject. Shares still subject to a contingent deferred sales charge are not eligible for such conversions — this includes Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class A shareholders should contact their financial intermediary for information on the availability of Class I shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I" before any such conversion.

Class C Shares

The offering price for Class C shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee.

Class C shares have a contingent deferred sales charge of 1.00% for any shares redeemed within one year of purchase, measured from the first day of the month in which the shares were purchased. No order for Class C shares of the Fund may exceed $1,000,000.

Automatic Conversion to Class A Shares

Class C shares of the Calamos Funds are eligible for conversion to Class A shares of the same Fund approximately eight years after the date of each original purchase. It is the financial intermediary's responsibility to ensure that the shareholder is credited with the proper holding period. To determine eligibility for conversions in these circumstances, it is the responsibility of the shareholder and/or their financial advisor to notify the Fund, or the financial intermediary through which the shares are held, that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to provide records that substantiate the holding period of Class C shares. It is the financial intermediary's (and not the Fund's) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

The conversion of Class C shares to Class A shares will be on the basis of the NAV per share, without the imposition of the Class A share sales load or any additional sales loads, fees, or other charges. Class C shares of a Fund acquired through the reinvestment of dividends and/or capital gains distributions will convert to Class A shares of the same Fund on a pro rata basis once automatic conversions commence. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class A shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class A".

Additionally, certain financial intermediaries may implement a conversion holding period of less than eight years, or have additional or differing eligibility requirements than those described in the prospectus. Any such conversion policy is solely the responsibility of the respective financial intermediary to administer and support. Please consult with the financial intermediary through which you hold Fund shares for further information about any such conversion option. However, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers.

Conversion to Class A Shares

Certain holders of Class C shares issued by the Fund may be eligible to convert their Class C shares for Class A shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class A sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class A shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares does the Fund offer? — Class A". Any such conversion is subject to the Fund's discretion to accept or reject. In addition, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class A shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class A" before any such conversion.

Conversion to Class I Shares

Certain holders of Class C shares issued by the Fund may be eligible to convert their Class C shares for Class I shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class I shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I". Any such conversion is subject to the Fund's discretion to accept or reject. In addition, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class I shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I" before any such conversion.

Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-advantaged retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and health care benefit funding plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, fee-based advisory relationships, and brokerage platforms of firms that have agreements with Calamos Advisors or its affiliates to offer such shares when acting solely on an agency basis for the purchase or sale of such shares, under certain circumstances. If you transact in Class I shares through a brokerage platform, you may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

The minimum initial investment required to purchase the Fund's Class I shares is $1 million. There is no minimum subsequent investment requirement. The Fund may reduce or waive the minimum initial investment of $1 million at its sole discretion. The minimum initial investment is waived for current or retired trustees of the Trust, CGAM LLC, Calamos Asset Management, Inc. and its subsidiaries, officers, and employees of Calamos Advisors, employees of CFS, or employees of an entity with a selling group arrangement with CFS, and their immediate family members, including a spouse, child, stepchild, parent, stepparents, sibling, grandchild, and grandparent, in each case including in-law and adoptive relationships. It is also waived for clients of Calamos Advisors or an affiliate thereof who acquire shares of a Fund made available through a mutual fund asset allocation program offered by Calamos Advisors or an affiliate thereof. Also, the minimum initial investment for Class I shares may be waived or reduced at the discretion of CFS, the Fund's distributor, including waivers or reductions for purchases made through certain registered investment advisers, fee-based advisory relationships, qualified third party platforms, certain tax-advantaged retirement plans (as further defined above), and brokerage platforms (as described above). Certain holders of Class A and Class C shares issued by the Fund may convert their shares for Class I shares of the Fund provided that they meet certain conditions set forth in this prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A and Class C shares.

Advisory Programs Eligible for Class I Shares

Class I shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries ("Advisory Programs") may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. If a shareholder that holds Class I shares of a Fund no longer participates in an Advisory Program, the Class I shares held by the shareholder may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. In this case, the shareholder would be subject to ongoing Class A shares' Rule 12b-1 fees to which it was not previously subject. All such exchanges are initiated by the financial intermediary and not the Fund, and the Fund does not have information or oversight with respect to such exchanges. Such exchanges will be on the basis of each Class' NAV per share, without the imposition of any sales charge, fee or other charge.

Class R6 Shares

The offering price for Class R6 shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class R6 shares. There is no minimum initial investment nor minimum subsequent investment requirement for Class R6 shares. Class R6 shares are available for use by employer-sponsored retirement and benefit plans, held either at the plan level or through omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day. Eligible employer-sponsored retirement and benefit plans include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan's broker, dealer or other financial intermediary ("financial intermediary") has an agreement with the Fund's Distributor or Calamos Advisors to utilize Class R6 shares in certain investment products or programs ("specified benefit plans"). Class R6 shares are not available to retail or institutional investors that are not specified benefit plans. Class R6 shares are not available to Traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual participant- level 403(b) plans or 529 portfolios.

Reduced sales charges available through certain financial intermediaries

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding reductions or waivers of sales charges and other features of the share class. In all instances, it is your responsibility to notify your financial intermediary of any relationship or other facts that may qualify your investment for sales charge reductions or waivers and other features of the class. Different financial intermediaries may impose different sales charges. Please refer to the Appendix for the sales charge or contingent deferred sales charge waivers or discounts that are applicable to each financial intermediary.

Share Class Conversions

As deemed appropriate and if found to be in the best interest of the shareholders affected, the Fund may make available other share class conversion options, other than those specifically disclosed in this prospectus, at their sole discretion. Holders of a certain share class issued by the Fund may be eligible to convert their shares for another share class of the same Fund provided that they: (1) hold their shares through an institution that has a valid sales agreement, for the share classes involved, with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in the share classes involved through their financial intermediary in accordance with the criteria set forth in this prospectus. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Shareholders should contact their financial intermediary for information on share class availability, and should read and consider the corresponding prospectus before any such conversion.

Money market fund

If you wish to exchange your Fund shares for shares of a money market fund, you may exchange them for shares of the Fidelity Investments Money Market Treasury Portfolio ("Fidelity Treasury Shares"). Class A, Class C and Class I shares of the Fund may be exchanged for Class III, Class IV and Class I Fidelity Treasury Shares, respectively. Class R6 shares cannot be exchanged for Fidelity Treasury Shares nor can Fidelity Treasury Shares be exchanged for Class R6 shares.

Fidelity Treasury Shares are offered by a separate prospectus and are not offered by the Fund. You may at any time exchange your Fidelity Treasury Shares back into shares of the equivalent class of the CALAMOS FAMILY OF FUNDS. However, should you redeem (and not exchange) your Fidelity Treasury Shares, you would pay any applicable contingent deferred sales charge. For a prospectus and more complete information on Fidelity Treasury Shares, including management fees and expenses, please call 800.582.6959. Please read the prospectus relating to Fidelity Treasury Shares carefully.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Fund. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

Closed Fund Policies

The Fund reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the Fund or its Shareholders. Notwithstanding the forgoing, the Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

Contingent deferred sales charges

Any contingent deferred sales charge on redemptions of Class A or Class C shares is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a contingent deferred sales charge, Fund shares are considered sold on a first-in, first-out basis. The contingent deferred sales charge may be waived under certain circumstances. See the statement of additional information for more information about the contingent deferred sales charge.

Which class of shares should I purchase?

The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. An investor making an investment that qualifies for reduced sales charges might consider Class A shares. An investor who prefers not to pay an initial sales charge might consider Class C shares. For more information about the share classes available, consult your financial advisor or call us toll free at 800.582.6959. Please note that financial intermediaries may receive different compensation depending upon which class of shares they sell.

What is the minimum amount I can invest in the Fund?

The minimum initial investment for Class A shares and Class C shares of the Fund is $2,500 per Fund account. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment for Class A shares and Class C shares is $500 per Fund account. The minimum subsequent investment for Class A shares and Class C shares of any Fund is $50 per Fund account. The minimum initial investment for Class I shares is $1,000,000 per Fund account, with no minimum subsequent investment amount. There is no minimum initial or subsequent investment amount for Class R6 shares. The Fund may waive or reduce the minimum initial or subsequent investment requirement at its sole discretion, including, but not limited to, waivers or reductions for purchases made through any omnibus account or fee-based program of any financial intermediary with whom Calamos Advisors has entered into an agreement, including, without limitation, profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations. There is no minimum initial or subsequent investment amount for Class R6 shares for participants in employer-sponsored retirement and benefit plans.

How can I buy shares?

Class A, C, and I shares

You may buy shares of the Fund by contacting us, your financial advisor, your financial intermediary or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class C, or Class I shares. For more information about the share classes available, please contact the financial intermediary through which you are purchasing Fund shares or call us toll free at 800.582.6959. Please note that financial intermediaries may receive different compensation depending upon which class of shares they sell.

Class R6 shares — Notice to Plan Participants

The purchase and redemption options for Class R6 shares are generally available to plan administrators and/or the plans themselves, but not to the individual participants of such plans. Plan participants should contact the financial intermediary and/or plan administrator through which the plan is held for additional information on their respective plan assets and/or how to transact in their respective plan assets, as the Fund's transfer agent, U.S. Bank Global Fund Services, will generally have no information with respect to or control over an individual participant's plan assets. For direct investments, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

Benefit plan participants may purchase Class R6 shares only through specified benefit plans. In connection with the purchase, the plan record-keeper or financial intermediary may charge for such services. Specified benefit plans may also purchase Class R6 shares through the Fund's transfer agent, U.S. Bank Global Fund Services. To make direct investments, please call us toll free at 800.582.6959. Specified benefit plans that purchase their shares directly from the Fund must hold their shares in an omnibus account at the benefit plan level. Specified benefit plans will hold Class R6 shares (either directly or through a financial intermediary and/or plan record-keeper) in nominee or street name as the plan's agent. In most cases, the Fund's transfer agent, U.S. Bank Global Fund Services, will have no information with respect to or control over accounts of specific Class R6 shareholders and participants may obtain information about their accounts only through their plan. Class R6 shares are only available through a financial intermediary if the financial intermediary will not receive from Fund assets or the Distributor's or an affiliate's resources any commission payments, service fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class R6 shares. Certificates for Class R6 shares will not be issued.

All share classes

The offering price for shares will be based on the NAV per share, plus any applicable sales charge, next computed after receipt by the Fund's transfer agent of your purchase order in good form on any day the New York Stock Exchange (the "NYSE") is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day's offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day's offering price.

At the discretion of the Fund, an investor may be permitted to purchase shares of the Fund by transferring securities to the Fund that meet the Fund's investment objective and policies. Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such receipt. Shares issued by the Fund in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities after such transfers to the Fund will become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors that are permitted to transfer such securities may be required to recognize a taxable gain on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis therein but will not be permitted to recognize any loss. The Trust will not accept securities in exchange for shares of the Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's investment portfolio and current market quotations are readily available for such securities; and (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act or under the laws of the country in which the principal market for such securities exists, or otherwise.

We generally do not sell Fund shares to investors residing outside the U.S., District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

Generally, each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You generally may buy shares using the following methods:

By mail

You may purchase shares of the Fund by sending a check payable to the CALAMOS FAMILY OF FUNDS, along with a completed account application, to the Fund's transfer agent: U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the investment stub from your account statement and sending it, along with your check, in the envelope provided with your statement. If you do not have the investment stub, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. All checks must be drawn on a U.S. bank in U.S. funds. To prevent check fraud, the Fund will not accept Treasury checks, credit card checks, traveler's checks, starter checks or checks written by third parties for the purchase of shares. The Fund also will not accept payment in cash, money orders, post-dated checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any check or electronic funds transfer submitted for investment is returned, and the investor will be responsible for any resulting loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House ("ACH") Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take up to 15 calendar days. You may avoid this delay by buying shares with a wire transfer.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding reductions or waivers of sales charges and other features of the share class.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders is based on when the order is received at the transfer agent's offices.

By telephone

Once you have established a Fund account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account, if this purchase option has been pre-authorized on your Fund account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Fund will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. Generally, if your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the next applicable price calculated on the day your order is placed. To permit telephone purchases, your account must be open for 7 business days, and you must have authorized telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Fund's transfer agent, in writing along with a voided check or savings account deposit slip, at U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding purchase features of the share class.

The Fund may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of the Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Fund and its transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

By wire

You may purchase shares by wiring funds from your bank. To establish and initially fund an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your completed account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your bank must include the name of the Fund you are purchasing, your Fund account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022

Credit:

U.S. Bank Global Fund Services
Account #112-952-137

Further Credit:

(name of Fund to be purchased)
(account registration)
(account number)

Before sending any wire, please advise the Fund and its transfer agent of your intent to wire funds by calling us at 800.582.6959. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding purchase features of the share class.

By exchange

You may exchange Class A shares of the Fund for Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS or for Class III Fidelity Treasury Shares with no sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class C shares of a Fund for Class C shares of another Fund in the CALAMOS FAMILY OF FUNDS or for Class IV Fidelity Treasury Shares with no sales charge, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class III Fidelity Treasury Shares for Class A shares of a Fund without paying a sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class IV Fidelity Treasury Shares for Class C shares of a Fund with no sales charge, if you have previously paid a sales charge on the shares you are exchanging, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class I shares of any Fund for Class I shares of another Fund in the CALAMOS FAMILY OF FUNDS or for Class I Fidelity Treasury Shares with no sales charge. In addition, you may exchange Class I Fidelity Treasury Shares for Class I shares of any Fund, provided you meet the eligibility requirements for Class I shares. See "Money market fund" above. Class R6 shares cannot be exchanged for Fidelity Treasury Shares nor can Fidelity Treasury Shares be exchanged for Class R6 shares. You may exchange Class R6 shares of the Fund for Class R6 shares of another Fund in the CALAMOS FAMILY OF FUNDS, however Class R6 shares offer limited exchange options, as not all of the Funds in the CALAMOS FAMILY OF FUNDS offer Class R6 shares.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Fund. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor's ability to redeem shares of a Fund for cash will not be affected.

By Automatic Investment Plan

If you own shares of the Fund, you may purchase additional shares of that Fund periodically through the Automatic Investment Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest on a regularly scheduled basis, which must be for $50 or more. Your financial institution must be a member of the ACH Network to participate.

If you wish to enroll in this Plan, complete the appropriate form. To obtain the form, call 800.582.6959. The Plan is not available to clients of financial advisors that offer similar investment services. The Fund may terminate or modify this privilege at any time. You may change your investment amount or terminate your participation in the Plan at any time by calling us at 800.582.6959 or by written notice to the transfer agent at least five calendar days prior to the effective date of the next transaction. A request to change bank information for this Plan may require a signature guarantee. If your order to purchase shares of the Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund.

How can I sell (redeem) shares?

Class A, C, and I shares

You may redeem shares of a Fund by contacting us or your financial intermediary. Your financial intermediary may charge for its services. For shares held directly only, you may redeem shares from us directly without any additional charges other than those described below.

Class R6 shares — Notice to Plan Participants

The purchase and redemption options for Class R6 shares are generally available to plan administrators and/or the plans themselves, but not to the individual participants of such plans. Plan participants should contact the financial intermediary and/or plan administrator through which the plan is held for additional information on their respective plan assets and/or how to transact in their respective plan assets, as the Fund's transfer agent, U.S. Bank Global Fund Services, will generally have no information with respect to or control over an individual participant's plan assets. For direct investments, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

You may redeem Class R6 shares of a Fund by contacting us or your financial intermediary and/or plan record-keeper, depending first on how the shares are held. Your financial intermediary or plan record-keeper may charge for its services. For shares held directly only, you may redeem shares from us directly without any additional charges other than those described below.

Retirement plan record-keepers, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund's shares, which may be stricter than those described in this prospectus. You should contact your plan/participant record-keeper or financial intermediary for more information on any additional restrictions, limitations or fees that are imposed in connection with transactions in Fund shares.

Once your written instructions to sell shares of a Fund have been received, you may not cancel or revoke your request. It is, therefore, very important that you call us at 800.582.6959 if you have any questions about the requirements for selling shares before submitting your request.

Class A, C, and I shares

Through your broker-dealer or financial intermediary (certain charges may apply)

Shares held for you in your broker-dealer and/or financial intermediary's name must be sold through the broker-dealer and/or financial intermediary.

Class R6 shares

Through your financial intermediary or plan/participant record-keeper

Class R6 shares are only available through a financial intermediary if the financial intermediary will not receive from Fund assets or the Distributor's or an affiliate's resources any commission payments, service fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class R6 shares.

Shares held for you in your broker-dealer and/or financial intermediary's name must be sold through the broker-dealer and/or financial intermediary.

Shares held for you in your financial intermediary's or plan/participant record-keeper's name must be sold through the financial intermediary or plan/participant record-keeper. Subject to any restrictions in the applicable specified benefit plan documents, financial intermediaries or plan/participant record-keepers are obligated to transmit redemption orders to the transfer agent promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans, financial intermediaries or plan/participant record-keepers will be responsible for furnishing all necessary documentation to the Fund's transfer agent and may charge for their services. Redemption proceeds will be forwarded to the specified benefit plan, financial intermediary or plan/participant record-keeper as promptly as possible and in any event within seven days after the redemption request is received by the transfer agent in good order.

By writing to the Fund's transfer agent

When your shares are held for you by the Fund's transfer agent, you may sell your shares by sending a written request to: U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1.  specify the Fund, your Fund account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.  be signed by all owners exactly as their names appear on the account; and

3.  for each signature on the redemption request, include a signature guarantee, if necessary.

Certain types of accounts, such as a trust, corporate, nonprofit or retirement accounts, may require additional documentation for their redemption requests to be deemed to be in good order. In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person(s) signing on its behalf.

Shareholders who have an IRA account must indicate on their written request whether or not to withhold federal income tax, as redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

In all instances, before submitting your written redemption request to the Fund's transfer agent, you should first contact the Fund's transfer agent by telephone at 800.582.6959 to insure that you are providing all required documentation, as the status and type of your account and the amount to be redeemed will determine the requirements to be met. Please also see the "Signature Guarantee Program" section below for further details.

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of redemption requests is based on when the request is received at the transfer agent's offices.

By telephone

Unless the telephone redemption options were declined on your original account application, you may elect to redeem your shares by telephone and have proceeds sent by wire, ACH or check to your address of record by calling us at 800.582.6959. With either the telephone redemption by check or ACH options, you may sell up to $50,000 worth of shares per day. There is no dollar limit on redemption proceeds sent by wire when using a pre-authorized "telephone redemption by wire" account option (where a pre-authorized bank record is already on file). For redemption proceeds paid by check, you cannot redeem shares by telephone if you have changed the address of record on your account within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee or other acceptable form of authentication from a financial institution source, along with a voided check or savings account deposit slip for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptable form of authentication from a financial institution source. Please send your request along with a voided check or savings account deposit slip to have proceeds deposited directly into your bank account to U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201.

To redeem shares from your account by telephone, call 800.582.6959. IRA investors will be asked whether or not to withhold federal income taxes from any distribution. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Fund will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Fund also may record a call, request more information and send written confirmation of telephone transactions. The Fund and its transfer agent will be liable for losses resulting from unauthorized telephone instructions only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

During periods of volatile economic and market conditions, you may experience difficulty making a redemption request by telephone, in which case you should make your redemption request in writing. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. Once you place a telephone transaction request, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

By transmittal from a broker-dealer

Broker-dealers or other sales agents may communicate redemption orders by various means to the Fund's transfer agent.

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

By systematic withdrawal plan

Under the Fund's Systematic Withdrawal Plan, you may request that a Fund periodically redeem shares having a specified redemption value. In order to initiate the Systematic Withdrawal Plan, call 800.582.6959 and request a systematic withdrawal form. Generally, your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. With respect to any possible contingent deferred sales charge or redemption fee waivers (as further defined in the CALAMOS FAMILY OF FUNDS' Statement of Additional Information), the maximum annual rate at which Class C shares (in their first year following purchase) and Class A shares (applicable to shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase may be redeemed under the Systematic Withdrawal Plan is 10% of the NAV of the account. Because a sales charge typically is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. Generally, you may modify or terminate your Systematic Withdrawal Plan by calling us at 800.582.6959 or by written notice to the transfer agent received at least five calendar days prior to the effective date of the next withdrawal. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network (which may require a signature guarantee).

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

By exchange

You may redeem all or any portion of your shares of the Fund and use the proceeds to purchase shares of any of the other Funds in the CALAMOS FAMILY OF FUNDS or Fidelity Treasury Shares if your signed, properly completed application is on file. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See "How can I buy shares? — By exchange" for more information about the exchange privilege. Class R6 shares cannot be exchanged for Fidelity Treasury Shares nor can Fidelity Treasury Shares be exchanged for Class R6 shares. You may exchange Class R6 shares of a Fund for Class R6 shares of another Fund in the CALAMOS FAMILY OF FUNDS, however Class R6 shares offer limited exchange options, as not all of the Funds in the CALAMOS FAMILY OF FUNDS offer Class R6 shares.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Fund. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

Signature Guarantee Program

A signature guarantee is a guarantee that your signature is authentic. A signature guarantee is required for a variety of transactions including, but not limited to, requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A signature guarantee is designed to protect shareholders and the Fund from fraud by verifying signatures. You can obtain a signature guarantee from most domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). An assertion or attestation by a notary public is not a signature guarantee and will not be accepted in place of a signature guarantee.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. The Fund reserves the right to waive any signature guarantee requirement at their discretion.

A signature guarantee, from a Medallion program member or a non-Medallion program member, is required in the following situations:

•  If ownership is being changed on your account;

•  When redemption proceeds are payable or sent to any person, address or bank account not on record;

•  Written requests to wire redemption proceeds (if not previously authorized on the account);

•  When a redemption is received by the transfer agent and the account address has changed within the last 30 calendar days;

•  For all redemptions in excess of $50,000 from any shareholder account.

Redemption requests

The Fund typically expects it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in-kind as described under "Redemption-in-kind". Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund's net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. The Fund has in place an uncommitted line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity.

Redemption-in-kind

The Fund reserves the right to pay all or part of a redemption request through an in-kind payment (in the form of securities or other assets instead of cash) if Calamos Advisors reasonably believes that a cash redemption would negatively affect the Fund's operation or performance or that the redeeming shareholder may be engaged in market timing, frequent trading or other activity disruptive to portfolio management. Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time

The Fund will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 calendar days after purchase. You may avoid this delay by buying shares with a wire transfer.

The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

Emergency Circumstances

The Fund may postpone the payment of redemption proceeds for up to seven calendar days from the date of redemption. In addition, the Fund can suspend and/or postpone payments of redemption proceeds beyond seven calendar days for:

(1)  any period during which the New York Stock Exchange is closed for other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted;

(2)  any period during which an emergency exists, as a result of which disposal of the securities owned is not reasonably practical or it is not reasonably practical for the Fund to fairly determine the value of its net assets; or

(3)  such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the company.

Small accounts

Due to the relatively high cost of handling small accounts, the Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Class R6 Shares — Other Information

Your employer-sponsored retirement and benefit plan may establish various minimum investment requirements and may also establish certain privileges with respect to purchases and redemptions or the reinvestment of dividends. Plan participants should contact their plan record-keeper with respect to these issues. This prospectus should be read in connection with the specified benefit plan's and/or the financial intermediary's materials regarding its fees and services.

Transaction information

Share price

The Fund's share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open, in accordance with Rule 22c-1 of the Investment Company Act of 1940, as amended. The NYSE is regularly closed on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If the NYSE is closed due to weather or other extenuating circumstances (for examples of other extenuating circumstances, see the section titled "Emergency Circumstances" in this prospectus) on a day it would typically be open for business, the Fund reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate the Fund's NAV as of the normally scheduled close of regular trading on the NYSE or such other time that the Fund may determine, in accordance with applicable law. The Fund reserves the right to close if the primary trading markets of the Fund's portfolio instruments are closed and the Fund's management believes that there is not an adequate market to meet purchase, redemption or exchange requests. On any business day when the Securities Industry and Financial Markets Association ("SIFMA") recommends that the securities markets close trading early or when the NYSE closes earlier than scheduled, the Fund may (i) close trading early (as such, the time as of which the NAV is calculated would be advanced and, therefore, also the time by which purchase and redemption orders must be received in order to receive that day's NAV would be advanced) or (ii) accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day. Purchase orders will be accepted only on days which the Fund is open for business.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. On each day that the NYSE is open, Fund shares are ordinarily valued as of the NYSE close. Information that becomes known to the Fund after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Because the Fund may invest in securities that are primarily listed on foreign exchanges and trade on days when the Fund does not price its shares, the Fund's underlying assets may change in value on days when shareholders will not be able to purchase or redeem the Fund's shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Fund's transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Fund's transfer agent, an intermediary or plan record-keeper has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

Valuation Procedures

The valuation of the Fund's portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent or based on a quotation provided by the counter- party to such option under the ultimate supervision of the board of trustees. Fixed-income securities and certain convertible preferred securities are generally valued by independent pricing services or by dealers or brokers who make markets in such securities.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Distribution and Service (Rule 12b-1) Plan

The Fund has a Distribution and Service Plan or "12b-1 Plan." Under the plan, Class A shares pay a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the class. Class C shares pay a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75%. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund's assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority ("FINRA"). For more information about the 12b-1 Plan, please see the Fund's statement of additional information.

Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority ("FINRA"). For more information about the 12b-1 Plan, please see the Fund's statement of additional information.

Intermediaries

The Fund may authorize intermediaries to accept purchase, exchange and redemption orders on the Fund's behalf. An order properly received by an intermediary will be deemed to have been received by the Fund as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund's NAV per share (plus any applicable sales charge) next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. The Fund's NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.

If you buy and sell Fund shares through an intermediary or plan record-keeper, that intermediary or plan record-keeper may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Fund cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary or plan record-keeper. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Fund. When transacting in Fund shares, be sure you understand how your intermediary or plan record-keeper calculates sales charges and fees and tracks transaction activity.

Class A, C, and I shares

Shares of any Fund may be purchased through certain intermediaries that are agents of the Fund for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares (except Class R6 shares) held by that company for its customers, and for shares held in Network Level III accounts, the Fund may pay additional fees for services being provided by the intermediary to the Fund's shareholders. For shares held in sub-accounts, such as those in qualified retirement plans, these fees are often referred to as "sub-transfer agent" or "recordkeeping" fees. The annual fee may either be a percentage of the account's average annual net assets or a specific dollar amount per account, determined on the basis of how the intermediary charges. The Board of Trustees of the Fund has set maximum limits to these payments.

Calamos Advisors or the Distributor, out of their own resources and without additional cost to the Fund or its shareholders, may provide additional cash compensation to intermediaries selling shares of the Fund, including third-party administrators of qualified plans whose customers have purchased Fund shares. These amounts would be in addition to the distribution payments made by the Fund under the distribution and service (Rule 12b-1) agreements described above and are commonly referred to as "revenue sharing" payments. These payments are generally a percentage of the account's average annual net assets.

Calamos Advisors or the Distributor may provide additional non-cash compensation to third parties selling the Fund, including affiliated companies, in accordance with relevant FINRA guidelines governing non-cash compensation. The Distributor may also pay concessions in addition to those described above to broker-dealers so that the Fund is made available by those broker- dealers for their customers.

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year's purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary's sales, assets and redemption rates, and the nature of the Intermediary's services.

Payments to Intermediaries may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary's website for more information.

In addition, CFS and/or Calamos Advisors may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. CFS and/or Calamos Advisors may make payments to participate in intermediary marketing support programs which may provide CFS and/or Calamos Advisors, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary's marketing and communication infrastructure, fund analysis, tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing- related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Fund and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Fund to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Fund available to their customers.

Anti-money laundering compliance

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Corporate, trust, and other entity accounts must provide additional documentation. The Fund will use this information to verify your identity. The Fund will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Fund may request additional information from you to assist in verifying your identity. If the Fund is unable to verify your identity, it reserves the right to redeem your account at the current day's NAV. If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.

Transaction restrictions

The Fund reserves the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Fund is intended for long-term investment purposes only, and is not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/ or increase expenses, thus harming Fund performance.

The Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund.

Although the Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Fund receives purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund, making it more difficult to locate and eliminate short-term or excessive trading. To the degree the Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund's excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor in the Fund, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Fund may rely. In general, the Fund cannot eliminate the possibility that short-term or excessive trading activity will occur in the Fund.

The Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Fund and its shareholders, the Fund may, at the Fund's sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures

Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Some investors may attempt to benefit from stale pricing — when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund's NAV, which may negatively impact long-term shareholders. Although the Fund has adopted policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Fund cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Fund's policy is against trading of Fund shares by Fund shareholders that is disruptive to the management of the Fund. In analyzing whether trading is disruptive, the Fund will consider the purpose of the trades, the effects on the Fund's portfolio and shareholders, and the impact of any costs or administrative charges it may incur (net of any reimbursement by the shareholder). For certain redemption and reinvestment transactions in which Calamos Advisors or its affiliates may engage, see page [ ] of the statement of additional information.

The Fund's policy is against frequent purchases and redemptions of the Fund's shares that are disruptive to the Fund's portfolio. The Fund attempts to detect and deter excessive trading through the following methods:

•  imposing restrictions on trading or exchange privileges of investors the Fund believes are engaging in short-term or excessive trading, as described under "Transaction restrictions;"

•  utilizing fair valuation of securities, as described under "Valuation procedures;" and

•  monitoring trades.

Although the Fund will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the "Transaction restrictions" section.

Certain types of transactions will be exempt from the excessive trading policies and procedures. These exempt transactions are certain non-participant directed transactions in retirement plans, and purchases and redemptions by Calamos funds of funds.

The Fund's policies and procedures regarding excessive trading may be modified by the Board of Trustees at any time.

Interfund Lending

The SEC has granted an exemptive order to the Fund permitting the Fund to participate in an interfund lending facility whereby participating Funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities "fails," resulting in an unanticipated cash shortfall) (the "InterFund Program"). A description of the Fund's policies and procedures in connection with the InterFund Program is available in the statement of additional information and on the Fund's website. www.calamos.com.

Distributions and taxes

Dividends and capital gains distributions

You may receive two kinds of distributions from the Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. In addition, under the same shareholder account registration and within the same share class, dividends and distributions from one Fund may be reinvested into another Fund, with this receiving Fund account being subject to the minimum initial investment requirements. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. The Fund declares dividends annually. Distributions of capital gains, if any, are paid to shareholders by the Fund at least annually.

If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

You may change the distribution option on your account at any time by calling us at 800.582.6959 or by written notice to the transfer agent at least five calendar days prior to the record date of the next distribution.

Taxes

You may realize a capital gain or capital loss when you redeem or exchange shares, provided you hold Fund shares as a capital asset. The gain or loss will be a longterm or short-term capital gain or loss, depending on how long you owned the Fund shares. In addition to federal income tax, you may also be subject to state and local taxes on the redemption or exchange of Fund shares, depending on the laws of your home state and locality.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by the Fund from net investment income generally are taxable to you as ordinary income, unless paid from "qualified dividend income," as described below. Federal taxes on distributions of capital gains by the Fund are determined by how long the Fund owned the investments that generated the gains, rather than by how long you have owned your shares.

Distributions of gains from investments that the Fund owned for more than one year and that are properly reported by the Fund as capital gain dividends will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Fund will advise you of the source of your distributions for tax purposes. Distributions to you are taxable even if they are paid from income or gains earned by the Fund before you invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund shares or shares of another fund, and may be subject to state or local taxes.

A portion of the dividends from net investment income paid by the Fund may be eligible for the reduced rate applicable to "qualified dividend income," provided that the recipient of the dividend is an individual and that certain holding period and other requirements are met at both the shareholder and Fund level. No assurance can be given as to what portion of the dividends paid by the Fund will consist of "qualified dividend income."

The dividends and distributions paid by the Fund are generally taxable to you as of the date of payment, except for those distributions declared and payable to shareholders of record on a date in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

Income and proceeds received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. The Fund's return on investments subject to such taxes will be decreased. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

The Fund's hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The Fund may be required to withhold federal income tax ("backup withholding") from payments to you if:

•  you fail to furnish your properly certified Social Security or other tax identification number;

•  you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•  the Internal Revenue Service ("IRS") informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the IRS.

The above is only a summary of certain federal tax consequences of investing in the Fund. You should consult your tax adviser for more information about your own tax situation, including possible foreign, state, and local taxes.

Other information

Shareholder accounts

Each shareholder of the Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

Retirement plans

You may use the Fund as an investment for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan document and information regarding IRA plan administration, fees, and other details are available from us or your plan administrator or record-keeper. For direct investments via corporate retirement plans, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

Prospectuses and shareholder reports

The Fund reduces the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Fund will begin sending you individual copies within 30 days of your request.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor's account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor's account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor's state of residence if no activity occurs within the account during the "inactivity period" specified in the applicable state's abandoned property laws, which varies by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction. Please proactively contact the transfer agent at 800.582.6959 at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the transfer agent to complete a Texas Designation of Representative form.

Financial Highlights

When this prospectus was prepared, the Fund had not yet commenced operations and had no financial highlights to report.

Appendix

Ameriprise Prospectus Disclosure

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI:

•  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•  Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversions of Class C shares following a shorter holding period, that waiver will apply.

•  Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•  Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Janney Prospectus Disclosure

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC ("Janney") brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund's Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•  Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•  Shares acquired through a right of reinstatement.

•  Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.

CDSC waivers on Class A and C shares available at Janney

•  Shares sold upon the death or disability of the shareholder.

•  Shares sold as part of a systematic withdrawal plan as described in the fund's Prospectus.

•  Shares purchased in connection with a return of excess contributions from an IRA account.

•  Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1/2 as described in the fund's Prospectus.

•  Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•  Shares acquired through a right of reinstatement.

•  Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

•  Breakpoints as described in the fund's Prospectus.

•  Rights of accumulation ("ROA"), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*  Also referred to as an "initial sales charge."

Merrill Lynch Prospectus Disclosure

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load ("CDSC") waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

Shares purchased through a Merrill Lynch affiliated investment advisory program

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

Employees and registered representatives of Merrill Lynch or its affiliates and their family members

Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch's account maintenance fees are not eligible for reinstatement

CDSC Waivers on A and C Shares available at Merrill Lynch

Death or disability of the shareholder

Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus

Return of excess contributions from an IRA Account

Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

Shares acquired through a right of reinstatement

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch:

Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund's prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Prospectus Disclosure

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund's Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•  Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules

•  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•  Shares purchased through a Morgan Stanley self-directed brokerage account

•  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program

•  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer Prospectus Disclosure

Effective February 26, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.

Front-end sales load waivers on class A shares available at OPCO

•  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•  Shares purchased by or through a 529 Plan

•  Shares purchased through a OPCO affiliated investment advisory program

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•  Shares purchased form the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

•  A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•  Employees and registered representatives of OPCO or its affiliates and their family members

•  Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C shares available at OPCO

•  Death or disability of the shareholder

•  Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus

•  Return of excess contributions from an IRA Account

•  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2 as described in the prospectus

•  Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation & letters of intent

•  Breakpoints as described in this prospectus.

•  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Raymond James Prospectus Disclosure

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load ("CDSC") waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity's affiliates ("Raymond James")

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•  Shares purchased in an investment advisory program.

•  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•  Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•  A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•  Death or disability of the shareholder.

•  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.

•  Return of excess contributions from an IRA Account.

•  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus.

•  Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•  Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•  Breakpoints as described in this prospectus.

•  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Prospectus Disclosure

Robert W. Baird & Co. ("Baird"):

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI

Front-end sales charge waivers on Investors A-shares available at Baird

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund

•  Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

•  Shares purchased using the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•  A shareholder in the Funds Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•  Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor A and C shares available at Baird

•  Shares sold due to death or disability of the shareholder

•  Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus

•  Shares bought due to returns of excess contributions from an IRA Account

•  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund's prospectus

•  Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•  Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulations

•  Breakpoints as described in this prospectus

•  Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•  Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

If you would like more information about the Fund, the following resources are available upon request, free of charge.

Additional information about the Fund's investments will be available in the Fund's semiannual and annual reports to shareholders.

The Statement of Additional Information provides more detailed information about the Fund and, except for the information in the section entitled "Financial Statements," is incorporated into this prospectus by reference.

Copies of the reports and the Statement of Additional Information are available, without charge, upon request, by calling 800.582.6959 or by visiting the Fund's website at www.calamos.com. You can request other information and discuss your questions about the Fund by contacting Calamos Financial Services LLC at:

Calamos Financial Services LLC
2020 Calamos Court
Naperville, Illinois 60563
Telephone: 800.582.6959

The Fund's reports and Statement of Additional Information are available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request to:

E-mail: publicinfo@sec.gov.

FOR 24 HOUR AUTOMATED
SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION
ABOUT YOUR INVESTMENTS
800.582.6959

VISIT OUR WEBSITE
www.calamos.com

INVESTMENT ADVISER
CGAM LLC
2020 Calamos Court
Naperville, IL 60563

SUBADVISER
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563

TRANSFER AGENT
U.S. Bank Global Fund Services
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
[ ]

LEGAL COUNSEL
Ropes & Gray LLP
Chicago, IL

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959

www.calamos.com

©®®

The information in this statement of additional information is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

CALAMOS® FAMILY OF FUNDS

Fund	Class A	Class C	Class I	Class R6
Calamos Antetokounmpo Sustainable Equities Fund	[ ]	[ ]	[ ]	[ ]

2020 Calamos Court
Naperville, Illinois 60563
800.582.6959

This Statement of Additional Information relates to Calamos Antetokounmpo Sustainable Equities Fund (the "Fund"), which is a series of Calamos Antetokounmpo Sustainable Equities Trust (the "Trust"). This is not a prospectus, but provides information that should be read in conjunction with the Fund’s prospectus, dated [_] 2022 and any supplements thereto, which are incorporated herein by reference. The prospectus may be obtained without charge by writing or telephoning the Fund at the address or telephone numbers set forth above.

1

THE TRUST AND THE FUND

The Trust was organized as a statutory trust under the laws of the State of Delaware on August 15, 2022. The Fund is an open-end, diversified management investment company.

INVESTMENT OBJECTIVE

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES FUND seeks long-term capital appreciation.

The Fund's investment objective is non-fundamental and may be changed by a vote of the Fund's Board, without shareholder approval.

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of the Fund's net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of Calamos Advisors LLC (“Calamos Advisors” or the “Subadviser”), have above average growth potential and meet the environmental, social and governance ("ESG") criteria of Calamos Advisors. Although these requirements may be changed by the board of trustees without shareholder approval, the Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

INVESTMENT PRACTICES

The prospectus contains information concerning the Fund's investment objective and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Fund and their associated risks.

In pursuing its investment objective, the Fund will invest as described below and in the Fund's prospectus. The table below indicates whether the Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

Unless otherwise noted, all investment policies and restrictions described in the Prospectus and Statement of Additional Information are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation, or a credit rating event) causes the Fund to exceed an investment policy or restriction, neither CGAM LLC ("CGAM" or the "Adviser") or Calamos Advisors LLC ("Calamos Advisors" or the "Subadviser") is required to take immediate action. Under normal market conditions, however, Calamos Advisors will not make any acquisitions that will make the Fund further outside the investment restriction.

INVESTMENTS AND INVESTMENT- RELATED PRACTICES	CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES FUND
Equity Securities	P
Foreign Securities	P
Illiquid Securities	N
Initial Public Offerings	N
Lending of Portfolio Securities	N
Master Limited Partnerships	N
Portfolio Turnover	N
Repurchase Agreements	N
Reverse Repurchase Agreements and Other Borrowings	N
Rule 144A Securities	N
Stripped Securities	N
Synthetic Foreign Money Market Positions	N
Temporary Investments	N
U.S. Government Obligations	N
Warrants	N
"When-Issued" and Delayed Delivery Securities	N

2

EQUITY SECURITIES

Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest.

Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer's business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

AMERICAN DEPOSITORY RECEIPTS (ADRs)

ADRs are receipts typically issued by an American bank or trust company evidencing ownership of shares of a non-U.S. issuer. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Generally, ADRs, in registered form, are designed for the U.S. securities markets. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets under regulatory rules, taken at market value, in illiquid investments that are assets, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933, as amended ("Securities Act"). A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund's portfolio, and the Fund might not be able to sell or dispose of its holdings in such securities promptly or at reasonable prices. In those instances where the Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on the Fund's investment in restricted securities.

INITIAL PUBLIC OFFERINGS

The Fund may purchase stock in an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public, typically to raise additional capital. Shares are given a market value reflecting expectations for the company's future growth. The market for these securities may be more volatile and entail greater risk of loss than investments in larger companies due to the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history.

The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. Calamos Advisors cannot guarantee continued access to IPOs.

MASTER LIMITED PARTNERSHIPS

MLPs differ from investments in common stock as a result of limited control and limited rights to vote on matters affecting the MLP. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLPs generally do not pay federal income tax at the partnership level. Rather, each Partner is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund. Although common units of MLPs trade on the NYSE, the NASDAQ and NYSE American, LLC, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when Calamos Advisors desires to do so.

3

PORTFOLIO TURNOVER

Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that a portfolio security must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in the Fund would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period.

REPURCHASE AGREEMENTS

As part of its strategy for the temporary investment of cash, the Fund may enter into "repurchase agreements" pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. The Fund may invest in repurchase agreements, provided that the Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security.

Such agreements generally have maturities of no more than seven days and could be used to permit the Fund to earn interest on assets awaiting long term investment. The Fund requires continuous maintenance by the custodian for the Fund's account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

The Fund may enter into reverse repurchase agreements, and economically similar transactions to the extent permitted under the leverage limitations of the 1940 Act and the Fund's investment restrictions described below. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables the Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

The Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligations under a sale-buyback typically would be covered by segregated liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A ("Rule 144A Securities") under the Securities Act. Calamos Advisors, under the supervision and oversight of the Trust's board of trustees, will consider whether Rule 144A Securities are illiquid and thus subject to the Fund's restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes for the security, as well as equivalent or underlying securities (e.g. the underlying common stock of a convertible security), (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

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The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TEMPORARY INVESTMENTS

The Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; cash; and repurchase agreements.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations ("U.S. Treasuries") include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. U.S. Treasury obligations are backed by the full faith and credit of the U.S.

Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality.

Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association ("GNMA") and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency ("FHFA") announced that FNMA and FHLMC had been placed in conservatorship. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. Since that time, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities ("MBS"). The FHFA and the U.S. Treasury (through its agreement to purchase FNMA and FHLMC preferred stock) have imposed strict limits on the size of their mortgage portfolios. The FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA's or FHLMC's affairs. Further, the FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. No assurance can be given that the Federal Reserve or the U.S. Treasury will ensure that FNMA and FHLMC remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

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In addition, the problems faced by FNMA and FHLMC, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act ("TCCA") of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by FNMA and FHLMC on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA reported in the second quarter of 2014 that there was "significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship." FHLMC faces similar uncertainty about its future role. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

The Fund's yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.

WARRANTS

The Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

"WHEN-ISSUED" AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.

RECENT MARKET CONDITIONS

Since the 2008 financial crises, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. Both domestic and international equity and fixed income markets experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide. Reduced liquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in some issuers having more difficulty obtaining financing and ultimately may lead to a decline in their stock prices. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. These events, and the potential for continuing market turbulence, may have an adverse effect on the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

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The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

The situation in the financial markets has led to increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. The Dodd-Frank Act initiated a dramatic revision of the U.S. financial regulatory framework that continues to unfold. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; the creation of the Consumer Financial Protection Bureau; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that may be unforeseeable. Because these requirements are relatively new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

The statutory provisions of the Dodd-Frank Act significantly change in several respects the ways in which investment products are marketed, sold, settled or terminated. For example, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act. In addition, some types of swaps (including interest rate swaps and credit default index swaps on North American and European indices) are required to be centrally cleared. Clearinghouses and futures commission merchants have broad rights to increase margin requirements for existing cleared transactions or to terminate cleared transactions at any time. Any increase in margin requirements or termination by the clearing member or the clearinghouse may have an effect on the performance of the Fund.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the recent coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected.

European financial markets are vulnerable to volatility and losses arising from concerns about the potential exit of member countries from the European Union and/or the Eurozone and, in the latter case, the reversion of those countries to their national currencies. Defaults by Economic Monetary Union member countries on sovereign debt, as well as any future discussions about exits from the Eurozone, may negatively affect the Fund's investments in the defaulting or exiting country, in issuers, both private and governmental, with direct exposure to that country, and in European issuers generally. In addition, the United Kingdom left the European Union on January 31, 2020(commonly referred to as “Brexit”). During an 11-month transition period, ending December 31, 2020, the United Kingdom and the European Union agreed to a Trade and Cooperation Agreement which sets out the agreement for certain parts of the future relationship between the European Union and the United Kingdom from January 1, 2021. The Trade and Cooperation Agreement does not provide the United Kingdom with the same level of rights or access to all goods and services in the European Union as the United Kingdom previously maintained as a member of the European Union and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services. Accordingly, uncertainty remains in certain areas as to the future relationship between the United Kingdom and the European Union. The uncertainty caused by the United Kingdom's departure from the European Union could lead to prolonged political, legal, regulatory, tax and economic uncertainty and wider instability and volatility in the financial markets of the United Kingdom and more broadly across Europe. It may also lead to weakening corporate and financial confidence in such markets as the United Kingdom renegotiates the regulation of the provision of financial services within and to persons in the European Union. Brexit could lead to market dislocation, heightened counterparty risk, an adverse effect on the management of market risk and, in particular, asset and liability management due in part to redenomination of financial assets and liabilities, an adverse effect on the management, operation and investment in the Fund and increased legal, regulatory or compliance burden for the Fund which may have a negative impact on the operations, financial condition, returns or prospects of the Fund. The consequences of the United Kingdom's or another country's potential exit from the European Union and/or Eurozone could also threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European Union and beyond.

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INTERFUND LENDING

The SEC has granted an exemptive order that permits the Fund to participate in an interfund lending facility whereby participating funds may directly lend to and borrow money from each other (an "Interfund Loan") for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities "fails," resulting in an unanticipated cash shortfall) (the "InterFund Program").

The Inter-Fund Program is subject to a number of conditions, including, among other things, that the Fund may, to the extent permitted by its investment objective, strategies, and policies, (1) lend uninvested cash to other Calamos Funds in an amount up to 15% of its current net assets at the time of the loan (including lending up to 5% of its net assets to any single Calamos Fund) and (2) borrow money from other Calamos Funds provided that immediately after the borrowing total outstanding borrowings from all sources do not exceed 33 1/3% of its total assets or any lower threshold provided for by a Fund's fundamental restrictions or non-fundamental policies. The Fund may borrow through the InterFund Program on an unsecured basis (i.e., without posting collateral) if its aggregate outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of the Fund's total assets. However, if the Fund's aggregate outstanding borrowings from all sources immediately after the interfund borrowing exceed 10% of the Fund's total assets, the Fund may borrow through the InterFund Program on a secured basis only. The Fund also is required to secure an InterFund Loan on an equal priority basis and with at least an equivalent percentage of collateral to loan value if it has outstanding secured borrowings from other sources, including but not limited to another Calamos Fund, at the time the loan is requested.

Any loan made through the InterFund Program is expected to be more beneficial to a borrowing Fund (i.e., at a lower interest rate) than borrowing from a bank and more beneficial to a lending Fund (i.e., at a higher rate of return) than an alternative short-term investment. The duration of an InterFund Loan will be limited to the time required to receive payment for securities sold, but in no event more than seven days.

In addition, each InterFund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the exemptive order, and related compliance procedures adopted by the board of trustees and implemented by Calamos Advisors are designed to minimize the risks associated with interfund lending for both the borrowing Funds and the lending Funds. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one business day's notice or not renewed, in which case the Fund may need to borrow from a bank at higher rates if an InterFund Loan were not available from another Fund. Furthermore, a delay in repayment to a lending Fund could result in a lost investment opportunity or additional lending costs.

The Fund may lend or borrow money in an amount of up to 33 1/3% of the Fund's total assets to meet short-term needs, such as in connection with redemptions. The Fund incurs interest and other expenses when it borrows money. Borrowing creates leverage, which may increase expenses and increase the impact of the Fund's other risks. The use of leverage may exaggerate any increase or decrease in a Fund's net asset value causing the Fund to be more volatile than a fund that does not borrow.

INVESTMENT RESTRICTIONS

The Fund is classified as a diversified, open-end management investment company. Except as noted below, the Fund operates under the following investment restrictions and may not:

(i)  make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company;1

(ii)  acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii)  act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

1 Currently, under the 1940 Act, for the Fund to be classified as a diversified investment company, at least 75% of the value of the Fund's total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for the purposes of this calculation are limited in respect of any one issuer to an amount (valued at the time of investment) not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

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(iv)  purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that the Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(v)  make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);2

(vi)  borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;3,4

(vii)  invest in a security if more than 25% of the Fund’s total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry or group of industries, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(viii)  issue any senior security, except to the extent permitted under the 1940 Act;5

The above restrictions are fundamental policies and may not be changed with respect to the Fund without the approval of a "majority" of the outstanding shares of the Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of the Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of the Fund are present or represented at the meeting by proxy.

In addition to the fundamental restrictions listed above, the Fund has adopted the following as non-fundamental policies:

(a)  To the extent other Calamos Funds invest in the Fund in reliance on section 12(d)(1)(G), the Fund may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the 1940 Act;6

(b)  The Fund may not invest in companies for the purpose of exercising control or management;

(c)  The Fund may not purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

2 [This restriction shall not apply to loans made in accordance with the InterFund Program or other exemptive relief that may be granted by the SEC to the Fund with regard to interfund lending.]

3 The Fund does not intend to purchase securities when its borrowings exceed 5% of total assets.

4 The Fund's borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, the Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

5 Currently, under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

6 Under Section 12(d)(1)(A) of the 1940 Act, the Fund generally must limit its investment in other investment companies so that, as determined immediately after the Fund invests in another investment company: (i) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund; (ii) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; and (iii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, except as permitted under the 1940 Act, the rules thereunder or SEC exemptive relief. Currently, under the 1940 Act, the rules thereunder and SEC exemptive relief, the Fund may invest in other investment companies in excess of the above limitations if certain requirements are met, including (i) that the Fund complies with Rule 12d1-4 under the 1940 Act or (ii) that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1) (F) or Section 12(d)(1)(G) of the 1940 Act. The Fund may also invest without limitation in money market funds, provided the Fund complies with Rule 12d1-1 under the 1940 Act. These limitations do not apply in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.

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(d)  The Fund may not make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e)  The Fund will invest no more than 15% of its net assets in illiquid securities. Illiquid securities means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval. Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund's ceasing to be a diversified investment company.

MANAGEMENT

TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust and CGAM and the subadvisory agreement between the Trust, CGAM and Calamos Advisors, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee's earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 75 years.

The following table sets forth each trustee's name, year of birth, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees the series of the Trust.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John P. Calamos, Sr. (1940)*	Chairman, Trustee and President (since inception)	[29]	Founder, Chairman and Global Chief Investment Officer, Calamos Asset Management, Inc. ("CAM"), Calamos Investments LLC ("CILLC"), Calamos Advisors LLC and its predecessor ("Calamos Advisors") and Calamos Wealth Management LLC ("CWM"); Director, CAM; and previously Chief Executive Officer, Calamos Financial Services LLC and its predecessor ("CFS"), CAM, CILLC, Calamos Advisors, and CWM	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

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TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John E. Neal (1950)	Trustee; Lead Independent Trustee (since inception)	[29]	Retired; private investor; Director, Equity Residential Trust (publicly-owned REIT); Director, Creation Investments (private international microfinance company); Director, Centrust Bank (Northbrook, Illinois community bank); Director, Neuro-ID (private company providing prescriptive analytics for the risk industry); formerly, Partner, Linden LLC (health care private equity) (until 2018)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree
William R. Rybak (1951)	Trustee (since inception)	[29]	Private investor; Chairman (since 2016) and Director (since 2010), Christian Brothers Investment Services Inc.; Trustee, JNL Series Trust and JNL Investors Series Trust (since 2007), JNL Variable Fund LLC (2007-2020), Jackson Variable Series Trust (2018-2020) and JNL Strategic Income Fund LLC (2007-2018), (open-end mutual funds)**; Trustee, Lewis University (since 2012); formerly Director, Private Bancorp (2003-2017); Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager) (until 2000)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

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NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Virginia G. Breen (1964)	Trustee (since inception)	[29]	Private Investor; Director, Paylocity Holding Corporation (since 2018); Trustee, Neuberger Berman Private Equity Registered Funds (registered private equity funds) (since 2015)***; Trustee, Jones Lang LaSalle Income Property Trust, Inc. (REIT) (since 2004); Director, UBS A&Q Fund Complex (closed-end funds) (since 2008)****	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree
Lloyd A. Wennlund (1957)	Trustee (since inception)	[29]	Trustee and Chairman, Datum One Series Trust (since 2020); Expert Affiliate, Bates Group, LLC (financial services consulting and expert testimony firm) (since 2018); Executive Vice President, The Northern Trust Company (1989-2017); President and Business Unit Head of Northern Funds and Northern Institutional Funds (1994-2017); Director, Northern Trust Investments (1998-2017); Governor (2004-2017) and Executive Committee member (2011-2017), Investment Company Institute Board of Governors; Member, Securities Industry Financial Markets Association (SIFMA) Advisory Council, Private Client Services Committee and Private Client Steering Group (2006-2017); Board Member, Chicago Advisory Board of the Salvation Army (2011-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies
Karen L. Stuckey (1953)	Trustee (since inception)	[29]	Member (2015-2021) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various position 1975-1990); Member of Executive, Nominating, and Audit Committees and Chair of Finance Committee (1992-2006); Emeritus Trustee (since 2007) of Lehigh University; member, Women's Investment Management Forum (professional organization) (since inception); formerly, Trustee, Denver Board of Oppenheimer Funds (open-end mutual funds) (2012-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies
Christopher M. Toub (1959)	Trustee (since inception)	[29]	Private investor; formerly Director of Equities, AllianceBernstein LP (until 2012)	More than 25 years of experience in the financial services industry; and earned a Masters of Business Administration degree

^  The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust and Calamos Antetokounmpo Sustainable Equities Trust.

The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.

OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is Chairman, Trustee and President of the Trust. The following table sets forth each other officer's name, year of birth, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

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Name and Year of Birth	Position(s) with Trust	Principal Occupation(s)
Robert Behan (1964)	Vice President (since inception)	Executive Vice President, Chief Distribution Officer (since 2021), CAM, CILLC, Calamos Advisors, and CFS; prior thereto President (2015-2021), Head of Global Distribution (2013-February 2021); Executive Vice President (2013-2015); Senior Vice President (2009-2013), Head of US Intermediary Distribution (2010-2013)
Thomas E. Herman (1961)	Vice President and Chief Financial Officer (since inception)	Executive Vice President (since 2021) and Chief Financial Officer, CAM, CILLC, Calamos Advisors, and CWM (since 2016); prior thereto Chief Financial Officer and Treasurer, Harris Associates (2010-2016)
J. Christopher Jackson (1951)	Vice President and Secretary (since inception)	Senior Vice President, General Counsel and Secretary, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2010); Director, Calamos Global Funds plc (since 2011)
John S. Koudounis (1966)	Vice President (since inception)	President (since February 2021) and Chief Executive Officer, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2016); Director, CAM (since 2016); prior thereto President and Chief Executive Officer (2010-2016), Mizuho Securities USA Inc.
Mark J. Mickey (1951)	Chief Compliance Officer (since inception)	Chief Compliance Officer, Calamos Funds (since 2005)
Stephen Atkins (1965)	Treasurer (since inception)	Senior Vice President, Head of Fund Administration (since 2020), Calamos Advisors; prior thereto Consultant, Fund Accounting and Administration, Vx Capital Partners (2019-2020); Chief Financial Officer and Treasurer of SEC Registered Funds, and Senior Vice President, Head of European Special Purpose Vehicles Accounting and Administration, Avenue Capital Group (2010-2018)
Daniel Dufresne (1974)	Vice President (since inception)	Executive Vice President and Chief Operating Officer, CAM, CILLC, Calamos Advisors, and CWM (since 2021); prior thereto Citadel (1999-2020); Partner (2008-2020); Managing Director, Global Treasurer (2008-2020); Global Head of Operations (2011-2020); Global Head of Counterparty Strategy (2018-2020); Senior Advisor to the COO (2020); CEO, Citadel Clearing LLC (2015-2020)
Susan L. Schoenberger (1963)	Vice President and Assistant Secretary (since inception)	Vice President, Associate Counsel, Calamos Advisors (since 2022); prior thereto Vice President, Legal Counsel (2011-2022), Ariel Investments, LLC

COMMITTEES OF THE BOARD OF TRUSTEES. The Trust's board of trustees currently has five standing committees:

Executive Committee. Messrs. John Calamos and John E. Neal are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.

Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized, subject to Board review, to declare distributions on the shares of the Trust's series in accordance with such series' distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.

Audit Committee. Messrs. Neal, Rybak (Chair), Toub and Wennlund and Mses. Breen and Stuckey serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors' performance, reviews the results of the Trust's audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

Valuation Committee. Messrs. Neal, Rybak, Toub, and Wennlund (Chair) and Mses. Breen and Stuckey serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the pricing committee, including the fair valuation determinations and methodologies proposed and utilized by the pricing committee, reviews the Trust's valuation procedures and their application by the pricing committee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.

Governance Committee. Messrs. Neal, Rybak, Toub and Wennlund and Mses. Breen (Chair) and Stuckey serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of the Fund, search firms that are compensated for their services and other third party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate's background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee's charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.

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A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust's Secretary, at the address of the Trust's principal executive offices. The shareholder recommendation must include:

• the number and class of all shares of the Trust's series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

• a full listing of the proposed candidate's education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

• information as to whether the candidate is, has been or may be an "interested person" (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an "interested person," information regarding the candidate that will be sufficient for the committee to make such determination;

• the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

• a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

• the class or series and number of all shares of the Trust's series owned of record or beneficially by the candidate, as reported by the candidate; and

• such other information that would be helpful to the governance committee in evaluating the candidate.

The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.

Unless otherwise specified by the governance committee's chairman or by legal counsel to the non-interested trustees, the Trust's Secretary will promptly forward all shareholder recommendations to the governance committee's chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.

Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.

In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

The Trust commenced operations in 2022, and has not had operations for a full year.

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LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The board of trustees is responsible for oversight of the Trust. [The Trust has engaged CGAM to manage the Fund on a day-to-day basis. The board of trustees oversees CGAM, Calamos Advisors and certain other principal service providers in the operations of the Fund.] The board of trustees is currently composed of seven members, six of whom are non-interested trustees. The board of trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the board of trustees has established [five] standing committees — [Audit, Dividend, Executive, Governance and Valuation] — and may establish ad hoc committees or working groups from time to time to assist the board of trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the board of trustees is an "interested person" of the Trust (as such term is defined in the 1940 Act). The non-interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between CGAM and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of the Fund. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda for each board and committee meeting and facilitates communication among the Trust's non-interested trustees. The trustees believe that the board's leadership structure is appropriate given the characteristics and circumstances of the Trust. The trustees also believe that this structure facilitates the exercise of the board's independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

The board of trustees has concluded that, based on each trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the board. In making this determination, the board has taken into account the actual service of the trustees during their tenure in concluding that each should continue to serve. The board also has considered each trustee's background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board to conclude that he or she should serve as a trustee.

Each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, Toub, and Wennlund has more than 25 years of experience in the financial services industry. Each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Rybak and Toub has earned a Masters of Business Administration degree.

RISK OVERSIGHT. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Fund, the board of trustees oversees risk through various regular board and committee activities. The board of trustees, directly or through its committees, reviews reports from, among others, CGAM and Calamos Advisors, the Trust's Compliance Officer, the Trust's independent registered public accounting firm, outside legal counsel, and internal auditors of CGAM and Calamos Advisors or its affiliates, as appropriate, regarding risks faced by the Fund and the risk management programs of CGAM and Calamos Advisors and certain service providers. [The actual day-to-day risk management with respect to the Fund resides with Calamos Advisors and other service providers to the Fund.] Although the risk management policies of CGAM and Calamos Advisors and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the board of trustees or CGAM and Calamos Advisors, its affiliates or other service providers.

TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr., the trustee who is an "interested person" of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. [ ] is the only Trust officer who receives compensation from the Trust. The Trust commenced operations in 2022 and has not had operations for a full year. The following table sets forth the estimated compensation (including any amounts deferred, as described below) that is contemplated to be paid to the Trustees for a full year by the Trust.

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NAME	AGGREGATE COMPENSATION FROM THE TRUST [ ]-[ ]		TOTAL COMPENSATION FROM CALAMOS FUNDS COMPLEX(1) 11/01/2020- 10/31/2021
John P. Calamos		$0	$0
Virginia G. Breen	$	[ ]	$175,000
John E. Neal(2)	$	[ ]	$220,000
William R. Rybak	$	[ ]	$185,000
Karen L. Stuckey	$	[ ]	$165,000
Christopher M. Toub	$	[ ]	$165,000
Lloyd A. Wennlund	$	[ ]	$175,000
Mark J. Mickey	$	[ ]	$194,211

(1)  Consisting of [28] portfolios as of the end of the period indicated.

(2)  Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds as selected by the trustee. As of [October 31, 2021] the value of the deferred compensation account of Mr. Neal was [$3,022,849].

The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $185,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any regular or special board meeting attended in person, $3,500 for any regular or special board meeting attended by telephone, $3,000 for any committee meeting attended in person or by telephone, and $1,500 per ad-hoc committee meeting to the ad-hoc committee chair.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Fund had not yet publicly offered any shares for sale prior to the date of this SAI. Accordingly, no trustee owned "beneficially" (within the meaning of that term as defined in Rule 16a-1(a)(2) under the 1934 Act) any shares of the Fund as of the date of this SAI. At December 31, 2021, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended ("1934 Act")) shares of all funds in the Fund Complex having values within the indicated dollar ranges.*

AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX
John P. Calamos, Sr.[1]	Over $100,000
Virginia G. Breen	Over $100,000
John E. Neal	Over $100,000
William R. Rybak	Over $100,000
Karen L. Stuckey	Over $100,000
Christopher M. Toub	Over $100,000
Lloyd A. Wennlund	Over $100,000

*  Valuation as of December 31, 2021.

[No trustee who is not an "interested person" of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, CGAM, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors, CFS, or CGAM.]

CODE OF ETHICS. Personnel of CGAM, Calamos Advisors and Calamos Financial Services LLC ("CFS"), the Fund's distributor, are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust and CGAM and the Code of Ethics of Calamos Advisors and CFS. The Codes of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of CGAM, Calamos Advisors and CFS personnel and the interests of investment advisory clients such as the Trust. Among other things, the Codes of Ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate personnel. For purposes of the Code of Ethics of CGAM, CGAM's Board of Directors and its Chief Compliance Officer have determined that Giannis Antetokounmpo, a Director of CGAM, is not an "Access Person" of CGAM as that term is defined in the CGAM Code of Ethics. However, Mr. Antetokounmpo is subject to certain conditions, restrictions and requirements contained in the Code of Ethics related to personal securities transactions and confidential information. The CGAM Code of Ethics provides for periodic review of this exclusion.

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Affiliates of Calamos Advisors and CFS, CAM, CILLC, Calamos Partners LLC ("CPL"), Calamos Family Partners, Inc. ("CFP") and the owners of these affiliates, which include John P. Calamos, Sr. and members of his family ("Calamos Family"), may invest in products managed by Calamos Advisors to support the continued growth of our investment products and strategies, including investments to seed new products. Notwithstanding any provision to the contrary in the Code of Ethics, investments made by CAM, CILLC, CPL, CFP and the Calamos Family in products managed by Calamos Advisors are not subject to restrictions of the Code of Ethics regarding short term or speculative trading. As a result, such entities or individuals may hedge corporate or personal investments in such products. However, these hedging transactions are subject to pre-clearance by the Compliance Department and reporting to the CAM Audit Committee. In addition, the trading execution order must be (1) products or accounts managed by Calamos Advisors (2) CAM, (3) CILLC, (4) and CPL, CFP and/or the Calamos Family. All other provisions of the Code of Ethics are otherwise applicable.

The General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.

PROXY VOTING PROCEDURES. [To be updated by amendment] [The Fund has delegated proxy voting responsibilities to [ ], which has delegated such responsibility to Calamos Advisors, subject to the board of trustees' general oversight. The Fund expects Calamos Advisors to vote proxies related to the Fund's portfolio securities for which the Fund has voting authority consistent with the Fund's best interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures for Sustainable Investment Strategies (the "Policies"). The Policies address, among other things, conflicts of interest that may arise between the Fund's interests, and the interests of Calamos Advisors and its affiliates. The Policies consider all stakeholders, including the environment, society at large, local communities, and employees. The Policies are oriented to reflect long-term impact.

The following is a summary of the Policies used by Calamos Advisors in voting proxies.

To assist it in voting proxies, Calamos Advisors has established a Proxy Review Committee ("committee") comprised of members of its Portfolio Management (which may include portfolio managers and/or research analysts), Operations, Legal and Compliance Departments. The committee and/or its members will vote proxies using the following guidelines.

In general, if Calamos Advisors believes that a company's management and board have interests sufficiently aligned with the Fund's interest, Calamos Advisors will vote in favor of proposals recommended by the company's board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders' interests and provides proper oversight of the company's management. In many cases this may be best accomplished by having a majority of independent board members. Calamos generally prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Additionally, Calamos Advisors will vote its proxies in an effort to mitigate negative environmental and societal impact and encourage positive environmental and social behavior, which Calamos Advisors believes is beneficial to all stakeholders.

Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of the Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions. Calamos Advisors will also vote on proposals presenting special interest issues on a case-by-case basis, given that developing a position on such issues involves considering factors such as: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; and (iv) the responsibility of Calamos Advisors to vote proxies for the greatest long-term shareholder value.

Calamos Advisors has assigned its administrative duties with respect to the proxy analysis and voting decisions to the "Proxy Group" (the Investment team — research analysts and portfolio management), and administrative processing to its Corporate Actions Group within the Operations Department. To assist it in analyzing proxies, Calamos subscribes to Glass Lewis an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and voting recommendations. Glass Lewis facilitates the voting of each proxy by applying Calamos' custom environmental, social and governance proxy voting rules ("proxy voting policy") to the proposal(s). Any proxy proposal that is not covered by the proxy voting guidelines is reviewed and considered by Calamos' proxy group and voted in accordance with that review.

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Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Fund. Calamos will generally apply its proxy voting policy to proxy proposals regardless if a conflict has been identified. However, in these situations, the Proxy Group will refer the proxy proposal, along with the recommended course of action, if any, to the Proxy Review Committee, or a subcommittee thereof (each, a "committee"), for evaluation. The committee will independently review the proposals and determine the appropriate action to be taken. The committee will then memorialize the conflict and the procedures used to address the conflict.

The Trust is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust's proxy voting record for the most recent 12-month period ending June 30 is available by August 31 of each year (1) on the SEC's website at www.sec.gov, and (2) without charge, upon request, by calling 800-582-6959.

[You may obtain a copy of [ ] proxy voting policy by calling [ ], by visiting [ ] website at [ ], by writing [ ] at: [ ], and on the SEC's website at www.sec.gov.] You may obtain a copy of Calamos Advisors' Policies by calling 800.582.6959, by visiting Calamos Advisors' website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC's website at www.sec.gov.]

DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, has adopted policies and procedures to govern the disclosure of portfolio security holdings. The board of trustees considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Fund's shareholders, on the one hand, and those of CGAM, Calamos Advisors and CFS, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees determined that the Fund has a legitimate business purpose for disclosing portfolio security holdings to the persons described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.

CGAM, Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Fund's service providers and other third parties only in accordance with the policies and procedures adopted by the board of trustees.

Disclosure to the Public

A complete list of portfolio holdings as of the last business day of the preceding calendar month may be disclosed no earlier than 30 days after the end of the previous calendar month.

A subset of the Fund's portfolio security holdings "top ten" list may be disclosed no earlier than 10 days after the end of the previous calendar month.

Portfolio attribution, any information relating to the Fund's portfolio characteristics, such as, but not limited to, industries or sectors within the Fund, income distributions, potential capital gains, beta, average weighted average, current yield, or SEC yield may be disclosed on a ten (10) day lag.

Based on an internal exception process and review of conflicts of interest, the Fund may publicly disclose whether an individual security is, or is not, owned by the Fund if the Fund determines that the disclosure is not opposed to the best interests of shareholders and any conflicts of interest are addressed. Such an exception shall be reported to the Fund's Board of Trustees at the next scheduled meeting.

The Fund's most current public portfolio holdings information may be found at www.calamos.com.

NON-PUBLIC DISCLOSURE

Disclosure to Rating and Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating or ranking agencies, such as S&P, Moody's, Morningstar, Inc. ("Morningstar") and Lipper, Inc. ("Lipper"), no earlier than 30 days after the end of such quarter. Any non-public disclosure to rating or ranking agencies shall be made subject to a duty of confidentiality, including a duty not to trade on non-public information. As of [ ], the following rating or ranking agencies are provided portfolio security holdings information in connection with the above procedures: Standard & Poor's Financial Services, LLC, Bloomberg LP, Refinitiv, Morningstar, Inc., and FactSet Financial Research Systems, Inc.

Disclosure to Third Parties. Portfolio security holdings may be disclosed more frequently than described above to third parties, with little or no lag time, when the Fund has a legitimate business purpose for doing so. The frequency and lag time of such disclosure is based upon each party's need for the information. Third parties include, but are not limited to, CGAM, Calamos Advisors, the principal underwriter, custodian, transfer agent, administrator, fund accounting agent, financial accounting agent, independent auditors, attorneys or such other selected third parties. As of December 31, 2021, the following parties receive non-public portfolio security holdings disclosure: Calamos Advisors, CFS, State Street Bank and Trust Company, Ernst & Young LLP, U.S. Bank Global Fund Services, [ ], Ropes & Gray LLP, DFIN and Toppan Merrill. The third parties have a duty to keep the Fund's non-public information confidential either through written contractual arrangements with the Fund or Calamos Advisors, or by the nature of their fiduciary duty with respect to the Fund, which includes a duty of confidentiality and a duty to refrain from trading on non-public information. The Fund may be harmed if the service providers breach any non-contractual duty to keep the Fund's nonpublic information confidential as the Fund may have no contractual remedies or recourse against such breaching parties.

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In addition, the Fund, Calamos Advisors, CFS and the Fund's administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other positions comprising the Fund's assets to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer's obligation and/or foreign custodian's fiduciary duty not to disclose or use material, non-public information concerning the Fund's portfolio security holdings without the consent of the Fund or its agents. Any such disclosure must be approved in writing by Calamos Advisors' General Counsel or, in his absence, the Trust's Chief Compliance Officer.

Disclosures required by Applicable Law. The Fund, CGAM, Calamos Advisors and CFS may disclose portfolio security holdings information of the Fund as may be required by applicable law, rule, regulation or court order. Any officer of the Fund, CGAM, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

As part of the Fund's compliance program under Rule 38a-1 under the 1940 Act, the Trust's Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.

The Fund, CGAM, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

INVESTMENT ADVISORY SERVICES

Investment Adviser

Investment management and certain other services are provided to the Trust by CGAM, pursuant to a Management Agreement (the "Management Agreement") dated October 31, 2022, as amended. CGAM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

The Fund pays CGAM a fee based on its average daily net assets that is accrued daily and paid on a monthly basis. The Fund pays a fee on its average daily net assets at the annual rate of [ ]% on average daily net assets.

With respect to each Fund in the Calamos Family of Funds (each an "Acquiring Fund") that invests in shares of the Fund, CGAM agrees to waive an amount equal to the portion of the advisory fee payable to the Fund that is attributable to the Acquiring Fund's investment in the Fund, based on daily net assets.

CGAM LLC is jointly owned by Calamos Advisors LLC and Original C Fund, LLC (“Original C”), an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Original C provides a number of support services to CGAM, including: branding, sales and marketing assistance; ongoing annual marketing support; fund launch marketing support; board meeting support; governance support; and compliance support.

The use of the name “Antetokounmpo” in the name of the Trust and in the name of the Fund are pursuant to licenses granted by Original C, and the Trust has agreed to change the names to remove those references if Original C ceases to be a member of CGAM.

Subadviser

Calamos Advisors LLC (“Calamos Advisors” or the "Subadviser") serves as subadviser to the Fund pursuant to a Subadvisory Agreement (the "Subadvisory Agreement) dated October 31, 2022, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under "Fund Facts".

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As compensation for its services, the Adviser pays Calamos Advisors a monthly fee at an annual rate of [ ]% (based on the average daily net assets of the Fund). Calamos Advisors is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of December 31, 2021, approximately 22% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 78% of CILLC was owned by Calamos Partners LLC ("CPL") and John P. Calamos, Sr. CAM was owned by John P. Calamos, Sr. and John S. Koudounis, and CPL was owned by John S. Koudounis and Calamos Family Partners, Inc. ("CFP"). CFP was beneficially owned by members of the Calamos family, including John P. Calamos, Sr. In addition, Mr. Koudounis has the option to purchase a controlling interest in CPL upon the death or permanent disability of John P. Calamos, Sr., provided Mr. Koudounis is then serving as Chief Executive Officer of CAM and CILLC. John P. Calamos, Sr., is an affiliated person of the Fund and Calamos Advisors by virtue of his position as Chairman, Trustee and President of the Trust and Chairman and Global Chief Investment Officer ("Global CIO") of Calamos Advisors. John S. Koudounis, Robert F. Behan, Thomas E. Herman, J. Christopher Jackson, Stephen Atkins, and Daniel Dufresne are affiliated persons of the Fund and Calamos Advisors by virtue of their positions as Vice President; Vice President; Vice President and Chief Financial Officer; Vice President and Secretary; Treasurer; and Vice President of the Trust; respectively, and as President and Chief Executive Officer; Executive Vice President and Chief Distribution Officer; Executive Vice President and Chief Financial Officer; Senior Vice President, General Counsel and Secretary; Senior Vice President and Head of Fund Administration; and Executive Vice President and Chief Operating Officer of Calamos Advisors, respectively.

The use of the name "Calamos" in the name of the Trust and in the name of the Fund are pursuant to licenses granted by Calamos Investments LLC, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Fund.

EXPENSES

Subject to the expense limitations described below, the Fund pays all its own operating expenses that are not specifically assumed by CGAM, including (i) fees of CGAM; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust or CGAM; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vi) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (vii) insurance premiums; (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (ix) distribution expenses pursuant to the Fund's Distribution Plans; and (x) brokerage commissions and other transaction-related costs.

Fees and expenses related to the Fund's organization and registration and qualification of the Fund and its shares under federal and state securities laws will be borne by [the Subadviser].

CGAM contractually agreed to limit through [ ] the annual operating expenses of each class of shares of the Fund in excess of certain limits as reflected in the table below. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses, if any.

Class	Limitation Period	Expense Limitation
Class A	[ ]	[ ]	%
Class C	[ ]	[ ]	%
Class I	[ ]	[ ]	%
Class R6	[ ]	[ ]	%*

* Class R6 Total Annual Operating Expenses are limited to [ ]% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes).

The Portfolio Managers also have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts as of [ ] is set forth below.

Other Accounts Managed and Assets by Account Type as of [ ]

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Jim Madden	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Anthony Tursich	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Beth Williamson	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

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Number of Accounts and Assets for which Advisory Fee is Performance Based as of [ ]

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Jim Madden	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Anthony Tursich	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Beth Williamson	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

The Portfolio Managers may invest for their own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Portfolio Managers or members of their family have a beneficial or pecuniary interest because no advisory relationship exists with CGAM or Calamos Advisors or any of its affiliates.

The Fund's Portfolio Managers are responsible for managing both the Fund and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.

Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between the Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Fund in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a "rotational" method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors' head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to Calamos Advisors' Chief Compliance Officer on a monthly basis. Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case the Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

The Portfolio Managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for the Portfolio Manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Portfolio Managers from such accounts due to unrealized appreciation as well as realized gains in the client's account.

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As of October 31, 2022, Messrs. Madden and Tursich and Ms. Williamson receive all of their compensation from Calamos Advisors. They receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and are eligible for discretionary Mutual Fund Incentive Awards. In addition to the forms of compensation described above, Messrs. Madden, Tursich, and Ms. Williamson each receive additional payments. Also, Messrs. Madden, Tursich, and Ms. Williamson are eligible to receive a percentage of the "Net Contribution Margin" which is defined as management fees received with respect to the assets managed by Messrs. Madden, Tursich, and Ms. Williamson minus expenses.

The existence of these separate asset or fee based payments could create a conflict of interest with regard to Mr. Madden's, Mr. Tursich's, and Ms. Williamson's allocation of investment opportunities among the accounts for which they act as portfolio manager. Calamos Advisors maintains policies and procedures reasonably designed to mitigate such conflicts of interest.

This compensation structure considers annually the performance of the various strategies managed by the Portfolio Managers, among other factors, including, without limitation, the overall performance of the firm.

The Fund had not yet publicly offered any shares for sale prior to the date of this SAI. Accordingly, Messrs. Madden and Tursich and Ms. Williamson do not own any shares of the Fund as of the date of this SAI.

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby Class A shares and Class C shares of the Fund pay to CFS service and distribution fees as described in the prospectus. No distribution or service fees are paid with respect to Class I shares or Class R6 shares. For purchases of Class C shares of the Fund, the distribution fee will be paid to the applicable financial intermediary beginning the 13th month after purchase. CFS may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Fund and for other purposes.

The sales charges on sales of Class A shares of the Fund (except when waived as described below under "Share Classes and Pricing of Shares — Sales Charge Waiver") and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE	% OF OFFERING PRICE RETAINED BY SELLING DEALER
Less than $50,000	4.99%	4.75%	4.00%
$50,000 but less than $100,000	4.44	4.25	3.50
$100,000 but less than $250,000	3.63	3.5	2.75
$250,000 but less than $500,000	2.56	2.50	2.00
$500,000 but less than $1,000,000	2.04	2.00	1.60
$1,000,000 or more*	None	None	None

*  On an investment of $1,000,000 to $4 million, CFS from its own resources pays the selling dealer a commission of 1.00% of the amount of the investment, 0.50% on investments between $4 million and $25 million, and 0.25% on investments greater than $25 million. On an investment of $1,000,000 or more without a sales charge, you may pay a contingent deferred sales charge of 1.00% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

The Trust's board of trustees has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility, which could benefit each class of Fund shareholders. A cash flow from sales of shares may enable a Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the Fund's size would be in the shareholders' best interests because increased size would allow the Fund to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of a Fund that is closed to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Fund by promoting shareholder retention and reduced redemptions. The board of trustees therefore determined that it would benefit the Fund to have monies available for the direct distribution and service activities of CFS, as the Fund's distributor, in promoting the continuous sale of the Fund's shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Fund and their shareholders.

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The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of the Fund. The Plan must be reviewed annually by the board of trustees and may be continued from year to year by vote of the board, including a majority of the trustees who are non-interested persons of the Fund and who have no direct or indirect financial interest in the Plan's operation ("non-interested trustees"), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to the Fund, by vote of a majority of the Fund's outstanding shares.

The Plan may not be amended as to any class of shares of any Fund to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected class, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested to enable the board to make an informed determination of whether the Plan should be continued.

DISTRIBUTOR

The Fund receives the entire net asset value of all of its shares sold. CFS, the Fund's principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the table above. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

CFS has the exclusive right to distribute shares of the Fund through affiliated and unaffiliated dealers on a continuous basis. The obligation of CFS is an agency or "best efforts" arrangement, which does not obligate CFS to sell any stated number of shares.

In connection with the exchange privilege (described in the prospectus under "How can I buy shares? — By exchange"), CFS acts as a service organization for the Fidelity Investments Money Market Treasury Portfolio (the "Fidelity Fund"). CFS receives compensation from the Fidelity Fund, through the Fidelity Fund's 12b-1 Plan, for distribution services provided to the Fidelity Fund.

OTHER COMPENSATION TO INTERMEDIARIES

Calamos Advisers, CFS and their affiliates are currently subject to supplemental compensation payment requests by certain securities broker- dealers, banks or other intermediaries, including third party administrators of qualified plans (each an "Intermediary") whose customers have purchased Fund shares. In their discretion, Calamos Advisers, CFS or their affiliates may make payments to an Intermediary for various purposes. These payments do not increase the amount paid by you or the Fund, as they are paid from the legitimate profits from these entities in what is generally referred to as "revenue sharing."

Revenue sharing payments are generally a percentage of the account's average annual net assets. Calamos Advisers and CFS may make these payments to an Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary's representatives, to provide marketing support and other specified services. To the extent that the Fund does not pay for these costs directly, Calamos Advisers and CFS may also make payments to certain financial intermediaries for administrative services such as record keeping, sub-accounting for shareholder accounts, client account maintenance support, statement preparation, transaction processing, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for services such as setting up the Fund on a intermediary's mutual fund trading system.

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Service costs for sub-transfer agency fees attributable to Class A, Class C and Class I shares are borne solely by those share classes and are allocated pro-rata based upon assets of all Class A, Class C and Class I shares in the aggregate, without regard to fund or class. No sub-transfer agency or client account support payments will be made with respect to Class R6 shares.

In addition, CFS and/or Calamos Advisers may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. CFS and/or Calamos Advisers may make payments to participate in intermediary marketing support programs which may provide CFS and/or Calamos Advisers, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary's marketing and communication infrastructure, fund analysis tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Fund and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Fund to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Fund available to their customers.

These payments may provide Intermediaries with an incentive to favor shares of the Fund over sales of shares of other mutual funds or non-mutual fund investments. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary's website for more information. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Fund may utilize an Intermediary that offers and sells shares of the Fund to execute portfolio transactions for the Fund. The Fund, Calamos Advisors and CFS do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

PORTFOLIO TRANSACTIONS

Calamos Advisors is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions.

Portfolio transactions on behalf of the Fund effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the OTC markets, but the price the Fund pays usually includes an undisclosed dealer commission or mark-up. For securities purchased in an underwritten offering, the price the Fund pays includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Fund the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker- dealer and the quality of service rendered by the broker-dealer in other transactions.

In allocating the Fund's portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors' own efforts in performing its duties under the Management Agreement.

Calamos Advisors does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Calamos Advisors does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Calamos Advisors has entered into client commission agreements ("CCAs") with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Calamos Advisors with research or brokerage services, as permitted under Section 28(e) of the Exchange Act. CCAs allow Calamos Advisors to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Calamos Advisors are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Calamos Advisors and such research may not necessarily be used by Calamos Advisors in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services.

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As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Fund may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Fund, to the extent permitted by law, through broker-dealers affiliated with the Fund, Calamos Advisors, CFS, or other broker-dealers distributing shares of the Fund if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Fund.

In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Fund. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

SHARE CLASSES AND PRICING OF SHARES

Purchases and redemptions are discussed in the prospectus under the headings "How can I buy shares?" and "How can I sell (redeem) shares?" All of that information is incorporated herein by reference.

SALES CHARGE WAIVER

In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on shares of the Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Additionally, proceeds of Class A shares redeemed from the Fund within the previous 60 days may be reinvested in Class A shares of the Fund at NAV without a sales charge. In order to take advantage of this sales charge waiver, you, or your broker-dealer or other sales agent, must submit your intent, in writing, with your purchase. In addition, if the amount of reinvestment is less than the amount of redemption, the sales charge waiver shall be pro-rated accordingly.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge ("CDSC") is computed on the lesser of the redemption price or purchase price, excluding amounts not subject to the charge. The following example illustrates the operation of the CDSC:

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class C shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 1.00%, the Class C CDSC would be $20.

The CDSC for Class A7 and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan, including any Individual Retirement Account ("IRA") systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Section 72(t)(2)(iv) of the Internal Revenue Code of 1986, as amended (the "Code") prior to age 59 1/2 (with the maximum annual rate subject to this waiver being 10% of the NAV of the account), and (d) for redemptions to satisfy required minimum distributions after age 72 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Calamos IRA accounts).

7 The above waivers apply to Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase.

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LETTER OF INTENT

You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a Letter of Intent ("LOI"). Under an LOI, you may purchase additional Class A shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. In addition, the market value of any current holdings in the Calamos Funds (as described and calculated under "Rights of Accumulation" as further noted in the Fund's prospectus) are eligible to be aggregated as of the start of the 13-month period and will be credited toward satisfying the LOI, but the reduced LOI sales charge rate will only apply to purchases made on or after the commencement date of the LOI. The 13-month LOI period commences with your first purchase of shares at the reduced LOI sales charge rate, and this first purchase also acknowledges acceptance of the terms of the LOI. The initial investment must meet the minimum initial purchase requirements. Purchases resulting from the reinvestment of dividends and/or capital gains do not apply towards the fulfillment of the LOI. In all instances, it is the investor's responsibility to notify the Funds, the Funds' transfer agent and/or their financial advisor of any current holdings in the Calamos Funds that should be counted towards the sales charge reduction (and provide account statements, as needed, for verification purposes) and any subsequent purchases that should be counted towards fulfillment of the LOI. During the term of the LOI, shares representing up to 5% of the indicated LOI amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated LOI amount is not purchased during the term of the LOI, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchases if the total of such purchases had been made at a single time, and CFS reserves the right to redeem escrowed shares from your account if necessary to satisfy this obligation. Any remaining escrowed shares will be released to you. An LOI does not obligate you to buy, or a Fund to sell, the indicated amount of shares. Before submitting and/or signing an LOI, please carefully read and review the LOI provisions found in both the prospectus and this statement of additional information.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section in the Fund's prospectus for more information.

PURCHASES OF CLASS I SHARES AND CLASS R6 SHARES

Class I shares and Class R6 shares are sold at net asset value and are not subject to an initial sales charge or to a contingent deferred sales charge. Please refer to the prospectus for more information.

REDEMPTION IN KIND

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

PURCHASE IN KIND

You may, under certain circumstances, purchase shares of the Fund with other securities that you presently own (an "in-kind purchase"). Any in-kind purchase would be subject to approval by the Trust, and would be subject to the Trust's in-kind purchase procedures then in effect. These procedures presently require any consideration used in an in-kind purchase to be comprised of (a) securities that are held in the Fund's portfolio, or (b) securities that are not currently held in the portfolio but that are eligible for purchase by the Fund (consistent with the Fund's investment objectives and restrictions), have been approved for investment by the Fund's portfolio manager and have readily available market quotations. Should the Trust approve your purchase of the Fund's shares with securities, the Trust would follow its in-kind purchase procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange after receipt of the purchase order) pursuant to the Trust's valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate value of the securities tendered. Such in-kind purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.

CERTAIN REDEMPTIONS AND REINVESTMENTS

Calamos Advisors and its affiliates have investments in the Fund. From time to time, Calamos Advisors or an affiliate may, for tax purposes, redeem a portion of its Fund holdings, reinvesting in shares of the same Fund shortly thereafter. These transactions are subject to the Fund's excessive trading policies and procedures and will only be consummated if they are determined not to be disruptive to the management of the Fund under those procedures.

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NET ASSET VALUE

The Fund's share price, or NAV, is determined as of the close of regular session trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year's Day, the third Monday in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated in accordance with Rule 22c-1 of the 1940 Act by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. If shares are purchased or sold through a broker-dealer, it is the responsibility of that broker-dealer to transmit those orders to the Fund's transfer agent so such orders will be received in a timely manner. To the extent circumstances prevent the use of the primary calculation methodology previously described, an alternative method may be used to calculate the NAV.

A purchase or sale order typically is accepted when the Fund's transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

VALUATION PROCEDURES

The valuation of the Fund's portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Securities for which market quotations are readily available will be valued using the market value of those securities. Securities for which market quotations are not readily available will be fair valued in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. The method by which a security may be fair valued will depend on the type of security and the circumstances under which the security is being fair valued.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the OTC market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each OTC option that is not traded through the OCC is valued either by an independent pricing agent or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

OTC market trading is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on OTC markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees. The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

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TAXATION

The following summarizes certain additional federal income tax considerations generally affecting the Fund and its shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The discussion is based upon current provisions of the Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The Biden Administration has announced that it is contemplating legislation that may result in significant changes to the Code, which could potentially have retroactive effect. These changes may significantly alter the after-tax return of the Fund's shareholders. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, financial institutions, tax exempt organizations, broker-dealers, persons investing through tax-qualified plans or other tax-advantaged arrangements) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the prospectus is not intended as a substitute for careful tax planning.

The Fund has elected to be treated as a regulated investment company under the Code and intends each year to qualify and be eligible to be treated as such. To qualify as a regulated investment company, the Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in certain "qualified publicly traded partnerships" ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses or one or more "qualified publicly traded partnerships" ("Diversification Test"); and (c) distribute with respect to each taxable year at least the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt income, net of expenses allocable thereto.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from an equity investment in a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" will be treated as qualifying income. A "qualified publicly traded partnership" is one in which the interests are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). MLPs, if any, in which the Fund invests generally will qualify as qualified publicly traded partnerships. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service ("IRS") with respect to issuer identification for a particular type of investment may adversely affect the Fund's ability to meet the diversification test in (b) above.

The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

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A regulated investment company generally must look through any of 20% or more voting interest it owns in a corporation, including another regulated investment company, to the underlying assets thereof for purposes of the Diversification Test; special rules potentially providing limited relief from the application of this rule apply where a regulated investment company owns such an interest in an underlying regulated investment company.

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment for any taxable year, the Fund would be subject to tax on its taxable income at corporate income tax rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The remainder of this discussion assumes that the Fund will qualify as a regulated investment company.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) properly reported by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. The Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be treated as paid to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS

Dividends and distributions from the Fund, whether received in shares or cash, generally are taxable to shareholders and must be reported on each shareholder's federal income tax return. Dividends paid out of the Fund's investment company taxable income generally will be taxable to a U.S. shareholder as ordinary income.

A portion of the dividends paid by the Fund may qualify for the dividends received deduction available to corporate shareholders under Section 243 of the Code or the reduced rates of taxation under Section 1(h)(11) of the Code that apply to "qualified dividend income" received by noncorporate shareholders, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions of net capital gains — that is, the excess, if any, of net long-term gain over net short-term loss — properly reported by the Fund as capital gain dividends, generally are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends received deduction. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting "applicable partnership interests" under Section 1061 of the Code. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to shareholders as ordinary income.

Any distributions in excess of the Fund's current and accumulated earnings and profits will be characterized as a return of capital to shareholders to the extent of their basis in their Fund shares and, thereafter, as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Distributions are taxable to shareholders as described herein even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus effectively were included in the price the shareholder paid). The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

Distributions by the Fund to its shareholders that the Fund properly reports as "section 199A dividends," as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a "section 199A dividend" is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so. Subject to future regulatory guidance to the contrary, a distribution of income attributable to qualified publicly traded partnership income from the Fund's investment in an MLP will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly.

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SALES OF SHARES

Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short- term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition of Fund shares will be disallowed to the extent the shares disposed of are replaced with substantially identical shares within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares.

Depending on certain factors relating to the Fund's ownership in an underlying fund both before and after a redemption, the Fund's redemption of shares of such underlying fund may cause the Fund to be treated not as realizing capital gain or loss in the amount by which the redemption proceeds exceed the Fund's tax basis in the shares of the underlying fund, but instead to be treated as receiving a taxable dividend in the full amount of the redemption proceeds. Dividend treatment of a redemption by the Fund would affect the amount and character of income required to be distributed by both the Fund and the underlying fund for the year in which the redemption occurred. It is possible that such a dividend would qualify as a "qualified dividend income"; otherwise, it would be taxable as ordinary income and could cause shareholders of the Fund that invests in underlying funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

MEDICARE TAX ON CERTAIN INVESTMENT INCOME

Certain noncorporate taxpayers are subject to an additional tax of 3.8% with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). For this purpose, "net investment income" includes interest, dividends (including dividends paid with respect to shares), annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of shares) and certain other income, but will be reduced by any deductions properly allocable to such income or net gain.

CONSTRUCTIVE SALES

Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

INVESTMENTS IN MASTER LIMITED PARTNERSHIPS

The Fund's ability to make direct and indirect investments in MLPs and certain non-U.S. entities is limited by the Fund's intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund's status as a regulated investment company may be jeopardized. Among other limitations, the Fund is permitted to have no more than 25% of the value of its total assets invested in qualified publicly traded partnerships, including MLPs.

INVESTMENTS IN OTHER REGULATED INVESTMENT COMPANIES

The Fund's investments in shares of another mutual fund, ETF or another company that qualifies as a regulated investment company (each, an "investment company") can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the investment company, rather than in shares of the investment company. Further, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment company.

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A fund that invests in shares of other investment companies will not be able to offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund in which the Fund invests. The Fund's investments in underlying funds could therefore affect the amount, timing and character of distributions to shareholders.

BACKUP WITHHOLDING

The Fund may be required to withhold on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

NON-U.S. SHAREHOLDERS

Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is not a "U.S. person" within the meaning of the Code (a "foreign person"), are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person is eligible for the benefits of a tax treaty and has a permanent establishment in the United States, income effectively connected with the conduct by the beneficial holder of a trade or business in the United States and attributable to such permanent establishment will be subject to U.S. federal income taxation on a net basis at regular income tax rates.

Distributions by the Fund to foreign persons properly reported by the Fund as capital gain dividends, interest-related dividends and short-term capital gain dividends generally will not be subject to withholding of U.S. federal income tax. In general, the Code defines (1) "short-term capital gain dividends" as distributions of net short-term capital gains in excess of net long-term capital losses and (2) "interest-related dividends" as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for capital gain dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is (or is treated as) effectively connected with the conduct by the foreign person of a trade or business within the United States, including distributions subject to special rules regarding the disposition of U.S. real property interests. The exception to withholding for interest-related dividends does not apply to distributions to a foreign person (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation. If the Fund invests in a RIC that pays capital gain dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons. The Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by the Fund to foreign persons other than capital gain dividends, interest-related dividends and short-term capital gain dividends (e.g. distributions derived from any dividends on corporate stock, ordinary income other than U.S. source interest, foreign currency gains, foreign source interest, and ordinary income from investments in PFICs) would generally be subject to withholding at a rate of 30% (or lower applicable treaty rate). There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, "FATCA"), generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an "IGA") between the United States and a foreign government. The Fund may be required to withhold 30% of the ordinary dividends it pays to shareholders that fail to meet the prescribed information reporting or certification requirements. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or capital gain dividends the Fund pays. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund.

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Income Tax on Sale of the Fund's Shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.

OTHER TAXATION

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). The Fund will provide information annually to shareholders indicating the amount and percentage of the Fund's dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

COST BASIS REPORTING

The Fund (or its administrative agent) is required to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use the average cost method as a default cost basis method for the Fund's direct shareholders. Shareholders who purchase Fund shares through a broker or other intermediary should contact that broker or intermediary regarding the applicable default method, or other electable method, as these methods may vary. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirement applies to them.

GENERAL CONSIDERATIONS

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of the date of this SAI, the Fund has not yet commenced operations, as a result no person owns shares of the Fund.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company ("State Street"), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02117-9130, is the custodian for the assets of the Fund. The custodian is responsible for holding all cash and securities of the Fund, directly or through a book entry system, delivering and receiving payment for securities sold by the Fund, receiving and paying for securities purchased by the Fund, collecting income from investments of the Fund and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by the Fund, payment of dividends or payment of expenses of the Fund.

U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for the Fund.

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FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

[The Fund has an agreement with Ernst & Young LLP ("EY") located at 155 N. Wacker Drive, Chicago, IL 60606 to provide certain tax services. The tax services include the following: calculating, tracking and reporting tax adjustments on all assets of the Fund, including but not limited to contingent debt and preferred trust obligations; preparing excise tax and fiscal year distribution schedules; preparing tax information required for financial statement footnotes; preparing state and federal income tax returns; preparing specialized calculations of amortization on convertible securities; preparing year-end dividend disclosure information; providing treaty-based foreign withholding tax reclaim services; providing certain global compliance and reporting services; providing a match service and analysis of the "passive foreign investment company status of foreign corporate entities; and providing services related to corporate actions that may or may not have a tax impact on the Fund's holdings.

Under the arrangements with State Street located at One Iron Street, Boston, MA 02111 to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating net asset value; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Fund. The Fund has also entered into an agreement with State Street pursuant to which State Street provides certain administration treasury services to the Fund. These services include: monitoring the calculation of expense accrual amounts for the Fund and making any necessary modifications; managing the Fund's expenses and expense payment processing; coordinating any expense reimbursement calculations and payment; calculating net investment income dividends and capital gain distributions; coordinating the audits for the Fund; preparing financial reporting statements for the Fund; preparing certain regulatory filings; and calculating asset coverage tests for certain Calamos Funds.]

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], an independent registered public accounting firm, is the Trust's independent auditor and is located at [ ]. [ ] audits and reports on the Fund's annual financial statements and performs audit, audit-related and other services when approved by the Trust's audit committee.

GENERAL INFORMATION

SHAREHOLDER INFORMATION

The Fund is a series of Calamos Antetokounmpo Sustainable Equities Trust. Under the terms of the Amended and Restated Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has one series. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

The Fund's shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund's board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.

VOTING RIGHTS

Each share has one vote and fractional shares have fractional votes. Shareholders of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class. The Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

FINANCIAL STATEMENTS

Because the Fund has not yet commenced operation, financial statements are not yet available for the Fund.

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PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	(i)	Certificate of Trust of the Registrant, dated as of August 15, 2022 (incorporated by reference to Exhibit (a)(i) to Registrant’s Registration Statement on Form N-1A filed on August 24, 2022).
	(ii)	Form of Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of September 30, 2022 (filed herewith).
(b)	Form of Bylaws of the Registrant (filed herewith).
(c)	Instruments Defining Rights of Security Holder (see Articles III and V of Exhibit (a)(ii) above).
(d)	(i) Investment Advisory Contract (to be filed by subsequent amendment).
(ii) Subadvisory Contract (to be filed by subsequent amendment).
(e)	Distribution Agreement with Calamos Financial Services LLC, dated October 31, 2022 (to be filed by subsequent amendment).
(f)	None.
(g)	(i)	Master Custodian Agreement with State Street Bank and Trust Company, dated September 11, 2009 (filed herewith).
	(ii)	Notification of Additional Fund, dated October 31, 2022, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (to be filed by subsequent amendment).
(h)	(i)	Second Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust, Registrant, and [U.S. Bank Global Fund Services], dated October [ ], 2022 (to be filed by subsequent amendment).
	(ii)	Administration Agreement, effective November 1, 2018 with State Street Bank and Trust Company (filed herewith).
	(iii)	Notification of Additional Fund, dated October 31, 2022, pursuant to Administration Agreement, effective November 1, 2018 (to be filed by subsequent amendment).
	(iv)	Expense Limitation Agreement dated October 31, 2022 (to be filed by subsequent amendment).
	(v)	Services Agreement, effective November 1, 2018, with Ernst & Young LLP (filed herewith).
	(vi)	Amendment, dated October 31, 2022, to Services Agreement with Ernst & Young LLP (to be filed by subsequent amendment).
	(vii)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (filed herewith).
	(viii)	Notification of Additional Funds, dated October 31, 2022, pursuant to Master Services Agreement, dated March 15, 2004 (to be filed by subsequent amendment).
	(ix)	Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (to be filed by subsequent amendment).
	(x)	Amendment, dated [ ], 2022, to Administration Servicing Agreement with [U.S. Bank Global Fund Services], formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (to be filed by subsequent amendment).
(i)	Legal Opinion and Consent (to be filed by subsequent amendment).
(j)	Consent of independent registered public accounting firm (to be filed by subsequent amendment).
(k)	None.
(l)	Subscription Agreement (to be filed by subsequent amendment).
(m)	Rule 12b-1 Distribution Plan (to be filed by subsequent amendment).
(n)	Multiple Class Plan Pursuant to Rule 18f-3 (filed herewith).
(o)	Reserved.
(p)	(i)	Code of Ethics of the Registrant and Adviser, CGAM LLC, dated October 31, 2022 (filed herewith).
	(ii)	Code of Ethics of Registrant’s Subadvisor, Distributor and affiliated entities (filed herewith).
(q)	Powers of Attorney (filed herewith).

Item 29. Control Persons.

[To be filed by amendment.]

Item 30. Indemnification.

Article VII of the Form of Amended and Restated Declaration of Trust of Registrant (the “Declaration of Trust”) (Exhibit (a)(ii) to this registration statement) provides that, subject to certain exceptions and limitations, every person who is, or has been, a trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof. To the extent required under the 1940 Act, but only to such extent, no indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

The Declaration of Trust also provides that if any shareholder or former shareholder of any series is held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected series, shall, upon request by such shareholder or former shareholder, assume the defense of any claim made against him or her for any act or obligation of the series and satisfy any judgment thereon from the assets belonging to the series. Neither the Trust nor the applicable series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the shareholder without the prior written notice to, and consent of, the Trust. Except as otherwise specifically provided in this Declaration of Trust or in the Form of Bylaws, the Trust shall have no obligation to indemnify or hold harmless any shareholder against any loss or expense arising under any circumstances whether in connection with a proceeding of any kind or otherwise.

The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser.

[To be filed by amendment.]

Item 32. Principal Underwriter.

(a)	Calamos Financial Services LLC (“CFS”) serves as principal underwriter for the Calamos Antetokounmpo Sustainable Equities Trust.

(b)	Information on the officers of CFS is set forth below. CFS has no directors. The principal business address for all named individuals is 2020 Calamos Court, Naperville, Illinois 60563.

Name	Position with Underwriter	Position with Registrant
John S. Koudounis	President and Chief Executive Officer	Vice President
Michael L. Gallagher	Principal Executive Officer	None
Robert F. Behan	Executive Vice President, Chief Distribution Officer	Vice President
Daniel Dufresne	Executive Vice President, Chief Operating Officer	Vice President
Christian A. Helmetag	Principal Financial Officer and Principal Operations Officer	None
J. Christopher Jackson	General Counsel and Secretary	Vice President and Secretary
Jacqueline E. Sinker	Chief Compliance Officer	None

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

Item 33. Location of Accounts and Records.

All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s Subadviser, Calamos Advisors LLC, and CFS, the Registrant’s principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the custodian, State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts, 02111, or at the offices of the transfer agent, U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

Item 34. Management Services.

None.

Item 35. Undertakings.

[The Trust hereby undertakes, as a condition to the effectiveness of the registration of its securities under the Securities Act of 1933 and pursuant to Section 14(a)(3) of the 1940 Act that it will not accept any commitments to purchase shares unless and until it has firm agreements in place with not more than 25 responsible persons to purchase securities of the Trust for an aggregate net amount equal to at least $100,000 and (i) such aggregate amount will be paid to the Trust prior to accepting any commitments to purchase shares from persons in excess of 25 and (ii) any such amounts paid to the Trust, including any sales load, will be refunded in full to a shareholder upon demand in the event net proceeds received by the Trust do not result in the Trust having a net worth of at least $100,000 within 90 days of the effectiveness of such registration.]

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Naperville, and the State of Illinois on the 4th day of November, 2022.

Calamos Antetokounmpo Sustainable Equities Trust

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Trustee and President

Pursuant to the requirements of the Securities Act of 1933, Pre-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer)	November 4, 2022
John P. Calamos, Sr.

/s/ John E. Neal*	Trustee	November 4, 2022
John E. Neal

/s/ William Rybak*	Trustee	November 4, 2022
William Rybak

/s/ Virginia G. Breen*	Trustee	November 4, 2022
Virginia G. Breen

/s/ Lloyd A. Wennlund*	Trustee	November 4, 2022
Lloyd A. Wennlund

/s/ Karen L. Stuckey*	Trustee	November 4, 2022
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	November 4, 2022
Christopher M. Toub

/s/ Thomas E. Herman	Vice President and Chief Financial Officer	November 4, 2022
Thomas E. Herman

*	John P. Calamos, Sr. signs this document pursuant to powers of attorney filed herewith.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Attorney-in-Fact November 4, 2022

Exhibit Index

(a)	(ii)	Form of Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of September 30, 2022.
(b)	Form of Bylaws of the Registrant.
(g)	(i)	Master Custodian Agreement with State Street Bank and Trust Company, dated September 11, 2009.
(h)	(ii)	Administration Agreement, effective November 1, 2018 with State Street Bank and Trust Company.
	(v)	Services Agreement, effective November 1, 2018, with Ernst & Young LLP.
	(vii)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company.
(n)	Multiple Class Plan Pursuant to Rule 18f-3.
(p)	(i)	Code of Ethics of the Registrant and Adviser, CGAM LLC, dated October 31, 2022.
	(ii)	Code of Ethics of Registrant’s Subadvisor, Distributor and affiliated entities.
(q)	Powers of Attorney.